UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6241

                             Loomis Sayles Funds II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30, 2004

Date of reporting period: December 31, 2004

ITEM I SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

                                                                 SHARES            VALUE (a)
---------------------------------------------------------------------------------------------
COMMON STOCKS - 97.0% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 3.5%
Armor Holdings, Inc. (c)                                         17,400          $     818,148
L-3 Communications Holdings, Inc.                                15,125              1,107,755
                                                                                 -------------
                                                                                     1,925,903
                                                                                 -------------

AIR FREIGHT & LOGISTICS - 1.6%
UTI Worldwide, Inc.                                              13,125                892,763
                                                                                 -------------

BIOTECHNOLOGY - 1.8%
Genzyme Corp. (c)                                                 9,900                574,893
Incyte Corp. (c)                                                 39,775                397,352
                                                                                 -------------
                                                                                       972,245
                                                                                 -------------

CAPITAL MARKETS - 6.9%
Blackrock, Inc., Class A                                         14,050              1,085,503
Investors Financial Services Corp.                               26,625              1,330,717
T. Rowe Price Group, Inc.                                        23,375              1,453,925
                                                                                 -------------
                                                                                     3,870,145
                                                                                 -------------

CHEMICALS - 1.8%
Lyondell Chemical Co.                                            34,025                984,003
                                                                                 -------------

COMMERCIAL BANKS - 1.5%
East West Bancorp, Inc.                                          20,175                846,543
                                                                                 -------------

COMMERCIAL SERVICES & SUPPLIES - 1.9%
Corporate Executive Board Co.                                    16,150              1,081,081
                                                                                 -------------

COMMUNICATIONS EQUIPMENT - 3.5%
Comverse Technology, Inc. (c)                                    36,775                899,149
Juniper Networks, Inc. (c)                                       37,925              1,031,181
                                                                                 -------------
                                                                                     1,930,330
                                                                                 -------------

COMPUTERS & PERIPHERALS - 4.0%
Apple Computer, Inc. (c)                                         16,550              1,065,820
Network Appliance, Inc. (c)                                      35,575              1,181,802
                                                                                 -------------
                                                                                     2,247,622
                                                                                 -------------

DIVERSIFIED FINANCIAL SERVICES - 4.9%
Chicago Mercantile Exchange                                       5,500              1,257,850
Moody's Corp.                                                    17,250              1,498,162
                                                                                 -------------
                                                                                     2,756,012
                                                                                 -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Cogent, Inc. (c)                                                 16,550                546,150
                                                                                 -------------

ENERGY EQUIPMENT & SERVICES - 2.0%
Noble Corp. (c)                                                  22,500              1,119,150
                                                                                 -------------

FOOD & STAPLES RETAILING - 2.1%
Whole Foods Market, Inc.                                         12,000              1,144,200
                                                                                 -------------

HEALTHCARE-EQUIPMENT & SUPPLIES - 7.9%
American Medical Systems Holdings, Inc. (c)                      20,325                849,788
Biomet, Inc.                                                     12,250                531,527

Kinetic Concepts, Inc. (c)                                       11,800                900,340
St. Jude Medical, Inc. (c)                                       29,800              1,249,514
Ventana Medical Systems, Inc. (c)                                13,725                878,263
                                                                                 -------------
                                                                                     4,409,432
                                                                                 -------------

HEALTHCARE PROVIDERS & SERVICES - 3.0%
Sierra Health Services (c)                                       15,225                839,050
Wellpoint, Inc. (c)                                               7,150                822,250
                                                                                 -------------
                                                                                     1,661,300
                                                                                 -------------

HOTELS, RESTAURANTS & LEISURE - 10.9%
Las Vegas Sands Corp. (c)                                        10,775                517,200
Starbucks Corp. (c)                                              22,025              1,373,479
Starwood Hotels & Resorts Worldwide, Inc.                        26,750              1,562,200
Station Casinos, Inc.                                            23,575              1,289,081
Yum! Brands, Inc.                                                28,500              1,344,630
                                                                                 -------------
                                                                                     6,086,590
                                                                                 -------------

HOUSEHOLD DURABLES - 4.7%
Harman International Industries, Inc.                             9,075              1,152,525
Toll Brothers, Inc. (c)                                          20,700              1,420,227
                                                                                 -------------
                                                                                     2,572,752
                                                                                 -------------

INTERNET SOFTWARE & SERVICES - 2.6%
Google, Inc., Class A (c)                                         3,150                608,265
Yahoo! Inc. (c)                                                  22,050                830,844
                                                                                 -------------
                                                                                     1,439,109
                                                                                 -------------

IT SERVICES - 5.9%
CACI International, Inc., Class A (c)                            12,150                827,780
Cognizant Technology Solutions Corp. (c)                         38,725              1,639,229
SRA International, Inc., Class A (c)                             13,125                842,625
                                                                                 -------------
                                                                                     3,309,634
                                                                                 -------------

MEDIA - 2.9%
Sirius Satellite Radio, Inc. (c)                                 32,625                249,581
XM Satellite Radio Holdings, Inc., Class A (c)                   36,500              1,373,130
                                                                                 -------------
                                                                                     1,622,711
                                                                                 -------------

METALS & MINING - 3.0%
Commercial Metals Co.                                            11,000                556,160
Freeport-McMoRan Copper & Gold, Inc., Class B                    29,675              1,134,475
                                                                                 -------------
                                                                                     1,690,635
                                                                                 -------------

OIL & GAS - 3.9%
EOG Resources, Inc.                                              18,525              1,321,944
Ultra Petroleum Corp. (c)                                        17,325                833,852
                                                                                 -------------
                                                                                     2,155,796
                                                                                 -------------

PHARMACEUTICALS - 2.2%
Allergan, Inc.                                                   10,150                822,861
Valeant Pharmaceuticals International                            15,575                410,401
                                                                                 -------------
                                                                                     1,233,262
                                                                                 -------------

REAL ESTATE - 2.2%
St. Joe Company                                                  18,850              1,210,170
                                                                                 -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
Marvell Technology Group Ltd. (c)                                25,625                908,919
                                                                                 -------------

SOFTWARE - 5.1%
Autodesk, Inc.                                                   24,800                941,160
McAfee, Inc. (c)                                                 30,750                889,597
NAVTEQ Corp. (c)                                                 12,500                579,500
Shanda Interactive Entertainment Ltd. ADR (c)                    10,450                444,125
                                                                                 -------------
                                                                                     2,854,382
                                                                                 -------------

SPECIALTY RETAIL - 1.9%
Chico's FAS, Inc. (c)                                            23,450              1,067,679
                                                                                 -------------

TEXTILES APPAREL & LUXURY GOODS - 2.7%
Coach, Inc. (c)                                                  26,875              1,515,750
                                                                                 -------------

TOTAL COMMON STOCKS
(Identified Cost $44,672,541)                                                       54,054,268
                                                                                 -------------

                                                          PRINCIPAL AMOUNT
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.6%
Repurchase Agreement with State Street Corp.,
dated 12/31/2004 at 0.900% to be repurchased
at $1,465,110 on 1/03/05 collateralized by
$1,505,000 U.S. Treasury Note, 1.875% due
11/30/05 with a value of $1,495,778.                         $1,465,000              1,465,000
                                                                                 --------------

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $1,465,000)                                                         1,465,000
                                                                                 --------------

TOTAL INVESTMENTS - 99.6%
(Identified Cost $46,137,541) (b)                                                   55,519,268
Other assets less liabilities -- 0.4%                                                  236,715
                                                                                 -------------
TOTAL NET ASSETS -- 100%                                                         $  55,755,983
                                                                                 =============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the unrealized appreciation on investments based on cost of $46,137,541 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                               $ 9,455,485
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                      (73,758)
                                                                                        -----------
      Net unrealized appreciation                                                       $ 9,381,727
                                                                                        ===========

(c)   Non-income producing security.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

               LOOMIS SAYLES GROWTH FUND - SCHEDULE OF INVESTMENTS

INVESTMENTS AS OF DECEMBER 31, 2004 (UNAUDITED)

SHARES                      DESCRIPTION                                                       VALUE (a)
---------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.3% OF TOTAL NET ASSETS

                  AIR FREIGHT & LOGISTICS - 1.3%
 33,528           Expeditors International of Washington, Inc.                              $   1,873,545
                                                                                            -------------

                  BIOTECHNOLOGY - 3.1%
 27,089           Biogen Idec, Inc. (c)                                                         1,804,398
 53,065           Genentech, Inc. (c)                                                           2,888,859
                                                                                            -------------
                                                                                                4,693,257
                                                                                            -------------

                  CAPITAL MARKETS - 7.8%
 34,314           Goldman Sachs Group, Inc.                                                     3,570,029
 50,719           Legg Mason, Inc.                                                              3,715,674
 24,826           Lehman Brothers Holdings, Inc.                                                2,171,778
 36,073           T. Rowe Price Group, Inc.                                                     2,243,741
                                                                                            -------------
                                                                                               11,701,222
                                                                                            -------------

                  COMMUNICATIONS EQUIPMENT - 7.7%
 86,923           Cisco Systems, Inc. (c)                                                       1,677,614
123,436           Juniper Networks, Inc. (c)                                                    3,356,225
171,961           Motorola, Inc.                                                                2,957,729
 82,850           QUALCOMM, Inc.                                                                3,512,840
                                                                                            -------------
                                                                                               11,504,408
                                                                                            -------------

                  COMPUTERS & PERIPHERALS - 8.3%
 62,956           Apple Computer, Inc. (c)                                                      4,054,366
112,189           Dell, Inc. (c)                                                                4,727,645
111,014           Network Appliance, Inc. (c)                                                   3,687,885
                                                                                            -------------
                                                                                               12,469,896
                                                                                            -------------

                  CONSUMER FINANCE - 6.8%
 62,399           American Express Co.                                                          3,517,432
 32,686           Capital One Financial Corp.                                                   2,752,488
 72,193           SLM Corp.                                                                     3,854,384
                                                                                            -------------
                                                                                               10,124,304
                                                                                            -------------

                  DIVERSIFIED FINANCIAL SERVICES - 3.2%
 10,273           Chicago Mercantile Exchange                                                   2,349,435
 28,731           Moody's Corp.                                                                 2,495,287
                                                                                            -------------
                                                                                                4,844,722
                                                                                            -------------

                  ENERGY EQUIPMENT & SERVICES - 0.8%
 21,312           Smith International, Inc. (c)                                                 1,159,586
                                                                                            -------------

                  FOOD & STAPLES RETAILING - 1.9%
 29,759           Whole Foods Market, Inc.                                                      2,837,521
                                                                                            -------------

                  HEALTHCARE EQUIPMENT & SUPPLIES - 3.9%
  7,575           Kinetic Concepts, Inc. (c)                                                      577,972
 70,881           St. Jude Medical, Inc. (c)                                                    2,972,040
 27,114           Zimmer Holdings, Inc. (c)                                                     2,172,374
                                                                                            -------------
                                                                                                5,722,386
                                                                                            -------------

                  HEALTHCARE PROVIDERS & SERVICES - 4.9%
 43,246           UnitedHealth Group, Inc.                                                      3,806,945
 30,126           Wellpoint, Inc. (c)                                                           3,464,490
                                                                                            -------------
                                                                                                7,271,435
                                                                                            -------------

                  HOTELS, RESTAURANTS & LEISURE - 4.0%
 61,462           Starbucks Corp. (c)                                                           3,832,770
 37,800           Starwood Hotels & Resorts Worldwide, Inc.                                     2,207,520
                                                                                            -------------
                                                                                                6,040,290
                                                                                            -------------

                  HOUSEHOLD DURABLES - 1.4%
 16,722           Harman International Industries, Inc.                                         2,123,694
                                                                                            -------------

                  INDUSTRIAL CONGLOMERATES - 2.6%
108,061           General Electric Co.                                                          3,944,226
                                                                                            -------------

                  INSURANCE - 1.5%
 40,950           Prudential Financial, Inc.                                                    2,250,612
                                                                                            -------------

                  INTERNET & CATALOG RETAIL - 3.5%
 45,509           eBay, Inc. (c)                                                                5,291,787
                                                                                            -------------

                  INTERNET SOFTWARE & SERVICES - 5.9%
 14,980           Google, Inc., Class A (c)                                                     2,892,638
 63,972           VeriSign, Inc. (c)                                                            2,144,341
 98,426           Yahoo! Inc. (c)                                                               3,708,692
                                                                                            -------------
                                                                                                8,745,671
                                                                                            -------------

                  MACHINERY - 2.2%
 57,873           Danaher Corp.                                                                 3,322,489
                                                                                            -------------

                  OIL & GAS - 2.9%
 33,320           EOG Resources, Inc.                                                           2,377,715
 55,390           XTO Energy, Inc.                                                              1,959,698
                                                                                            -------------
                                                                                                4,337,413
                                                                                            -------------

                  PHARMACEUTICALS - 3.4%
 80,766           Johnson & Johnson                                                             5,122,180
                                                                                            -------------

                  SOFTWARE - 7.8%
 36,721           Adobe Systems, Inc.                                                           2,303,876
 86,646           Autodesk, Inc.                                                                3,288,216
 81,706           Microsoft Corp.                                                               2,182,367
165,108           Oracle Corp. (c)                                                              2,265,282
 65,144           Symantec Corp. (c)                                                            1,678,109
                                                                                            -------------
                                                                                               11,717,850
                                                                                            -------------

                  SPECIALTY RETAIL - 6.5%
 73,624           Chico's FAS, Inc. (c)                                                         3,352,101
 74,316           Home Depot, Inc.                                                              3,176,266
 53,686           PETsMART, Inc.                                                                1,907,464
 30,321           Urban Outfitters, Inc. (c)                                                    1,346,252
                                                                                            -------------
                                                                                                9,782,083
                                                                                            -------------

                  TEXTILES APPAREL & LUXURY GOODS - 4.7%
 84,328           Coach, Inc. (c)                                                               4,756,099
 24,125           NIKE, Inc., Class B                                                           2,187,896
                                                                                            -------------
                                                                                                6,943,995
                                                                                            -------------

                  TRADING COMPANIES & DISTRIBUTORS - 1.2%
 29,684           Fastenal Co.                                                                  1,827,347
                                                                                            -------------

                  Total Common Stocks
                  (Identified Cost $128,447,099)                                              145,651,919
                                                                                            -------------

PRINCIPAL AMOUNT

SHORT-TERM INVESTMENT - 1.8% OF TOTAL NET ASSETS

    $2,664,000  Repurchase Agreement with State Street Corp., dated 12/31/2004 at 0.900%        2,664,000
                to be repurchased at $2,664,200 on 01/03/2005 collateralized by $2,745,000
                U.S. Treasury Note, 1.875% due 12/31/2005 with a value of $2,721,453.

                Total Short-Term Investment
                (Identified Cost $2,664,000)                                                    2,664,000
                                                                                            -------------

                Total Investments - 99.1%
                (Identified Cost $131,111,099) (b)                                            148,315,919
                Other assets less liabilities -- 0.9%                                           1,333,677
                                                                                            -------------
                Total Net Assets -- 100%                                                    $ 149,649,596
                                                                                            =============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees.

(b)   At December 31, 2004, the unrealized appreciation on investments based on cost of $131,111,099 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                                   $  17,797,842
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                           (593,022)
                                                                                            -------------
      Net unrealized appreciation                                                           $  17,204,820
                                                                                            =============

(c)   Non-income producing security.

            LOOMIS SAYLES HIGH INCOME FUND -- SCHEDULE OF INVESTMENTS

INVESTMENTS AS OF DECEMBER 31, 2004
(UNAUDITED)

 PRINCIPAL
   AMOUNT                             DESCRIPTION                                                   VALUE (a)
----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 95.9% OF TOTAL NET ASSETS
                AEROSPACE/DEFENSE -- 0.6%
$     250,000   TD Funding Corp., Senior Subordinated Note
                8.375%, 7/15/2011                                                                $       268,125
                                                                                                 ---------------

                AIRLINES -- 3.0%
       94,924   Continental Airlines, Inc., Series 1997-4, Class 4B
                6.900%, 1/02/2017                                                                         80,434
      169,164   Continental Airlines, Inc., Series 1998-1, Class 1A
                6.648%, 9/15/2017                                                                        164,310
      170,379   Continental Airlines, Inc., Series 1998-1, Class 1B
                6.748%, 3/15/2017                                                                        139,113
       61,917   Continental Airlines, Inc., Series 1999-1, Class C
                6.954%, 8/02/2009                                                                         50,218
      111,776   Continental Airlines, Inc., Series 1999-2, Class B
                7.566%, 3/15/2020                                                                         94,385
       40,606   Continental Airlines, Inc., Series 2002-2, Class B
                8.307%, 4/02/2018                                                                         35,501
      870,000   Northwest Airlines Corp., Senior Note
                8.875%, 6/01/2006                                                           (c)          835,200
                                                                                                 ---------------
                                                                                                       1,399,161
                                                                                                 ---------------

                AUTOMOTIVE -- 2.6%
      600,000   Cummins, Inc., Note
                7.125%, 3/01/2028                                                                        612,000
      505,000   General Motors Acceptance Corp., Note
                2.580%, 3/20/2007                                                                        497,420
      110,000   Tenneco Automotive Inc., Senior Subordinated Note, 144A
                8.625%, 11/15/2014                                                                       114,400
                                                                                                 ---------------
                                                                                                       1,223,820
                                                                                                 ---------------

                CHEMICALS -- 1.9%
      585,000   Ethyl Corp., Senior Note
                8.875%, 5/01/2010                                                                        646,425
      200,000   Nalco Co., Senior Subordinated Note
                8.875%, 11/15/2013                                                          (c)          219,500
                                                                                                 ---------------
                                                                                                         865,925
                                                                                                 ---------------

                CONSTRUCTION MACHINERY -- 2.0%
      350,000   Case Credit Corp., Note
                6.750%, 10/21/2007                                                                       357,000
      100,000   Case New Holland, Inc., Senior Note, 144A
                9.250%, 8/01/2011                                                                        111,250
       80,000   Great Lakes Dredge & Dock Corp., Senior Subordinated Note
                7.750%, 12/15/2013                                                          (c)           72,800
      400,000   United Rentals North America, Inc., Senior Subordinated Note
                7.000%, 2/15/2014                                                           (c)          374,000
                                                                                                 ---------------
                                                                                                         915,050
                                                                                                 ---------------
                CONSUMER PRODUCTS -- 0.5%
       90,000   Jostens IH Corp., Senior Subordinated Note, 144A
                7.625%, 10/01/2012                                                                        93,600

      120,000   Rayovac Corp., Senior Subordinated Note
                8.500%, 10/01/2013                                                                       133,200
                                                                                                 ---------------
                                                                                                         226,800
                                                                                                 ---------------
                ELECTRIC -- 6.8%
      340,000   AES Corp. (The), Senior Note
                7.750%, 3/01/2014                                                                        368,900
        2,100   AES Trust III, Preferred
                6.750%, 10/15/2029                                                                       102,900
      100,000   Allegheny Energy Supply Co. LLC, Note
                7.800%, 3/15/2011                                                                        109,000
        8,000   CMS Energy Trust I, 7.75%, 7/15/2027
                7/15/2027                                                                                383,000
      200,000   Empresa Nacional de Electricidad SA, Chile, Note
                7.875%, 2/01/2027                                                                        211,953
      250,000   Empresa Nacional de Electricidad SA, Chile, Note
                8.350%, 8/01/2013                                                                        289,690
      525,000   Enersis SA, Cayman Island, Note
                7.400%, 12/01/2016 (yankee)                                                              574,342
      140,000   Enersis SA, Chile, Note
                7.375%, 1/15/2014                                                                        152,582
      224,000   ESI Tractebel Acquisition Corp., Series B7, Secured Note
                7.990%, 12/30/2011                                                                       236,552
      270,195   Salton SEA Funding Corp., Series C, Senior Secured Note
                7.840%, 5/30/2010                                                                        292,926
       46,237   Salton SEA Funding Corp., Series E, Senior Note
                8.300%, 5/30/2011                                                                         51,436
      125,000   TECO Energy, Inc., Note
                7.000%, 5/01/2012                                                                        136,562
      225,000   Texas Genco LLC/Texas Genaco Financing Corp., Senior Subordinated Note, 144A
                6.875%, 12/15/2014                                                                       232,594
                                                                                                 ---------------
                                                                                                       3,142,437
                                                                                                 ---------------
                ELECTRIC UTILITIES -- 4.2%
      100,000   Calpine Corp., Senior Note
                7.750%, 4/15/2009                                                           (c)           76,500
      200,000   Calpine Corp., Senior Note
                7.875%, 4/01/2008                                                           (c)          163,000
      705,000   Calpine Corp., Senior Note
                8.500%, 2/15/2011                                                           (c)          537,562
       95,000   Citizens Utility Co
                7.000%, 11/01/2025                                                                        85,500
      350,000   Edison Mission Energy Corp., Senior Note
                7.730%, 6/15/2009                                                                        376,250
      825,000   El Paso CGP, Co., Note
                6.950%, 6/01/2028                                                                        723,937
                                                                                                 ---------------
                                                                                                       1,962,749
                                                                                                 ---------------

                ELECTRONICS -- 5.9%
      125,000   Amkor Technology, Inc., Note
                5.000%, 3/15/2007                                                           (c)          117,812
      125,000   Amkor Technology, Inc., Senior Note
                7.750%, 5/15/2013                                                           (c)          117,500
      225,000   Corning, Inc., Note
                5.900%, 3/15/2014                                                                        225,499
      270,000   Corning, Inc., Note
                6.200%, 3/15/2016                                                                        270,683
      225,000   Corning, Inc., Note
                6.750%, 9/15/2013                                                                        239,015
      155,000   Corning, Inc., Note
                6.850%, 3/01/2029                                                                        146,713

      910,000   Lucent Technologies, Inc., Note
                6.450%, 3/15/2029                                                           (c)          823,550
      300,000   Nortel Networks Corp., Guaranteed Senior Note
                4.250%, 9/01/2008                                                                        291,750
      425,000   Nortel Networks Corp., Note
                6.875%, 9/01/2023                                                                        399,500
      100,000   Northern Telecom Capital Corp., Note
                7.875%, 6/15/2026                                                                         99,000
                                                                                                 ---------------
                                                                                                       2,731,022
                                                                                                 ---------------

                ENVIRONMENTAL -- 0.5%
      250,000   Allied Waste North America, Series B, Senior Note
                5.750%, 2/15/2011                                                                        235,000
                                                                                                 ---------------

                FOOD AND BEVERAGE -- 3.6%
      600,000   Bavaria SA, Senior Note, 144A
                8.875%, 11/01/2010                                                                       648,000
      450,000   Borden Chemical, Inc., Note
                7.875%, 2/15/2023                                                                        390,375
      550,000   Borden Chemical, Inc., Note
                9.200%, 3/15/2021                                                                        526,625
      115,000   Friendly Ice Cream Corp., Guaranteed Senior Note
                8.375%, 6/15/2012                                                           (c)          112,844
                                                                                                 ---------------
                                                                                                       1,677,844
                                                                                                 ---------------

                FOREIGN LOCAL GOVERNMENTS -- 3.6%
   19,250,000   United Mexican States
                9.000%, 12/20/2012 (MXN)                                                               1,663,442
                                                                                                 ---------------

                GAMING -- 1.8%
      450,000   Harrah's Operating Co., Inc., Guaranteed Senior Note
                5.375%, 12/15/2013                                                                       452,362
      405,000   MGM Mirage, Senior Note
                5.875%, 2/27/2014                                                                        397,912
                                                                                                 ---------------
                                                                                                         850,274
                                                                                                 ---------------
                HEALTHCARE -- 2.3%
      150,000   Columbia/HCA, Inc., Note
                7.500%, 12/15/2023                                                                       152,271
       75,000   Columbia/HCA, Inc., Note
                7.690%, 6/15/2025                                                                         76,869
      500,000   Columbia/HCA, Inc., Note
                7.750%, 7/15/2036                                                                        505,905
      200,000   Columbia/HCA, Inc., Note (MTN)
                7.580%, 9/15/2025                                                                        201,007
      150,000   Invitrogen Corp., Senior Note, Convertible
                1.500%, 2/15/2024                                                                        140,625
                                                                                                 ---------------
                                                                                                       1,076,677
                                                                                                 ---------------
                HOME CONSTRUCTION -- 1.0%
      150,000   K Hovnanian Enterprises, Inc., Guaranteed Senior Note
                6.500%, 1/15/2014                                                                        151,125
      300,000   K Hovnanian Enterprises, Inc., Senior Note
                8.000%, 4/01/2012                                                                        327,750
                                                                                                 ---------------
                                                                                                         478,875
                                                                                                 ---------------
                INDEPENDENT ENERGY -- 0.8%
      270,000   Chesapeake Energy Corp., Senior Note
                6.875%, 1/15/2016                                                                        282,825
      100,000   Chesapeake Energy Corp., Senior Note, 144A, Reg S
                6.375%, 6/15/2015                                                                        102,750
                                                                                                 ---------------
                                                                                                         385,575
                                                                                                 ---------------

                INFORMATION/DATA TECHNOLOGY -- 2.0%
      315,000   Maxtor Corp., Subordinated Note
                5.750%, 3/01/2012                                                           (d)(f)       271,687
      325,000   Xerox Capital Trust I, Guaranteed Note
                8.000%, 2/01/2027                                                                        338,000
      300,000   Xerox Corp., Note, (MTN)
                7.200%, 4/01/2016                                                                        321,000
                                                                                                 ---------------
                                                                                                         930,687
                                                                                                 ---------------
                INTEGRATED ENERGY -- 1.2%
      265,000   Cerro Negro Finance, Ltd., Note, 144A
                7.900%, 12/01/2020                                                                       264,669
      300,000   Petrozuata Finance, Inc., Note, Series B, 144A
                8.220%, 4/01/2017                                                                        299,625
                                                                                                 ---------------
                                                                                                         564,294
                                                                                                 ---------------

                LODGING -- 0.7%
      300,000   La Quinta Inns, Inc., (MTN), (FRN)
                7.330%, 4/01/2008                                                                        316,500
                                                                                                 ---------------

                MEDIA CABLE -- 7.0%
      500,000   Charter Communications Holdings, Inc., Senior Note
                9.625%, 11/15/2009                                                          (c)          438,750
      150,000   Charter Communications Holdings, Inc., Senior Note
                10.000%, 5/15/2011                                                                       128,250
      950,000   CSC Holdings, Inc., Senior Note
                7.625%, 7/15/2018                                                                      1,004,625
      200,000   Innova S de RL
                9.375%, 9/19/2013                                                                        227,500
      250,000   NTL CABLE PLC, Note, 144A
                9.750%, 4/15/2014 (GBP)                                                                  511,439
      175,000   PanAmSat Corp., Note
                6.875%, 1/15/2028                                                                        164,719
      650,000   Rogers Cable Inc., Senior Note
                5.500%, 3/15/2014                                                                        612,625
      150,000   Rogers Communications, Inc., Note
                2.000%, 11/26/2005                                                                       147,375
                                                                                                 ---------------
                                                                                                       3,235,283
                                                                                                 ---------------

                MEDIA NON CABLE -- 0.6%
      250,000   Dex Media, Inc., Note
                8.000%, 11/15/2013                                                                       270,625
                                                                                                 ---------------

                METALS AND MINING -- 1.9%
      520,000   AK Steel Corp., Guaranteed Senior Note
                7.750%, 6/15/2012                                                                        535,600
      150,000   Glencore Funding LLC, Guaranteed Note, 144A
                6.000%, 4/15/2014                                                                        145,122
      175,000   Vale Overseas, Ltd., Note
                8.250%, 1/17/2034                                                                        184,187
                                                                                                 ---------------
                                                                                                         864,909
                                                                                                 ---------------
                OTHER -- 0.6%
      250,000   Corrections Corp. of America, Senior Note
                7.500%, 5/01/2011                                                                        267,187
                                                                                                 ---------------

                PACKAGING -- 2.1%
      300,000   Owens-Brockway, Guaranteed Senior Secured Note
                7.750%, 5/15/2011                                                                        324,750
      350,000   Owens-Illinois, Inc., Senior Note
                7.500%, 5/15/2010                                                           (c)          371,437
      135,000   Owens-Illinois, Inc., Senior Note

                7.800%, 5/15/2018                                                                        140,400
      125,000   Solo Cup Co., Senior Subordinated Note
                8.500%, 2/15/2014                                                                        130,000
                                                                                                 ---------------
                                                                                                         966,587
                                                                                                 ---------------
                PAPER -- 5.5%
      220,000   Abitibi-Consolidated, Inc., Note
                7.500%, 4/01/2028                                                                        195,525
      250,000   Abitibi-Consolidated, Inc., Note
                8.500%, 8/01/2029                                                                        242,188
      100,000   Arcel Finance, Ltd., Note, 144A
                6.361%, 5/01/2012                                                                        101,232
      200,000   Arcel Finance, Ltd., Note, 144A
                7.048%, 9/01/2011                                                                        204,392
      685,000   Bowater, Inc., Note
                6.500%, 6/15/2013                                                           (c)          685,097
      165,000   Georgia-Pacific Corp., Note
                7.250%, 6/01/2028                                                                        176,550
      200,000   Georgia-Pacific Corp., Note
                7.375%, 12/01/2025                                                                       218,500
      300,000   Georgia-Pacific Corp., Note
                9.500%, 12/01/2011                                                          (c)          369,750
      350,000   Pope & Talbot, Inc., Senior Note
                8.375%, 6/01/2013                                                                        367,500
                                                                                                 ---------------
                                                                                                       2,560,734
                                                                                                 ---------------

                PHARMACEUTICALS -- 2.7%
      300,000   Inhale Therapeutic Systems, Inc., Subordinated Note
                3.500%, 10/17/2007                                                                       291,375
      187,000   IVAX Corp., Senior Subordinated Note, Convertible
                4.500%, 5/15/2008                                                                        187,000
      250,000   Pharma Services Intermediate Holding Corp., Senior Note, 144A
                0/11.500%, 4/01/2014                                                        (e)          177,500
      200,000   Quintiles Transnational Corp., Senior Subordinated Note
                10.000%, 10/01/2013                                                                      224,000
       85,000   Regeneron Pharmaceuticals, Inc., Subordinated Note, Convertible
                5.500%, 10/17/2008                                                                        82,238
      310,000   Vertex Pharmaceuticals, Inc., Note, 144A
                5.750%, 2/15/2011                                                                        312,713
                                                                                                 ---------------
                                                                                                       1,274,826
                                                                                                 ---------------

                PIPELINES -- 3.0%
      175,000   Tennessee Gas Pipeline Co., Note
                7.000%, 10/15/2028                                                                       175,438
      165,000   Williams Cos., Inc., Note
                7.875%, 9/01/2021                                                                        183,975
      982,000   Williams Cos., Inc., Series A, Note
                7.500%, 1/15/2031                                                                      1,016,370
                                                                                                 ---------------
                                                                                                       1,375,783
                                                                                                 ---------------

                RAILROADS -- 0.5%
      245,000   Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Note
                0/11.750%, 6/15/2009 (yankee)                                               (e)          249,594
                                                                                                 ---------------

                REAL ESTATE INVESTMENT TRUSTS -- 2.4%
      500,000   Crescent Real Estate Equities, LP, Senior Subordinated Note
                9.250%, 4/15/2009                                                                        547,500
      300,000   FelCor Lodging, LP, Senior Note
                9.000%, 6/01/2011                                                                        339,750
      200,000   Trinet Corporate Realty Trust, Note
                7.700%, 7/15/2017                                                                        230,641
                                                                                                 ---------------
                                                                                                       1,117,891
                                                                                                 ---------------

                REFINING -- 1.9%
      225,000   Premcor Refining Group (The), Inc., Senior Note
                6.750%, 2/01/2011                                                                        242,438
      615,000   Premcor Refining Group (The), Inc., Senior Note
                7.500%, 6/15/2015                                                                        665,738
                                                                                                 ---------------
                                                                                                         908,176
                                                                                                 ---------------

                RETAILERS -- 4.5%
      250,000   Dillard's Department Stores, Inc., Note
                6.625%, 1/15/2018                                                                        244,375
      800,000   Dillard's, Inc., Note
                7.750%, 7/15/2026                                                                        808,000
      225,000   Rite Aid Corp., Note
                6.875%, 8/15/2013                                                           (c)          202,500
      100,000   Rite Aid Corp., Note, 144A
                6.875%, 12/15/2028                                                                        76,500
      335,000   Toys R US, Inc., Note
                7.375%, 10/15/2018                                                                       309,875
      400,000   Woolworth Corp., Note
                8.500%, 1/15/2022                                                                        440,000
                                                                                                 ---------------
                                                                                                       2,081,250
                                                                                                 ---------------

                SOVEREIGNS -- 1.4%
      345,000   Republic of Brazil
                8.250%, 1/20/2034                                                                        335,858
      175,000   Republic of Colombia
                8.125%, 5/21/2024                                                                        169,750
  100,000,000   Republic of Colombia
                11.750%, 3/01/2010 (COP)                                                                  41,586
      125,000   Republic of Peru (FRN)
                4.500%, 3/07/2017                                                                        116,875
                                                                                                 ---------------
                                                                                                         664,069
                                                                                                 ---------------

                SUPRANATIONALS -- 2.6%
    6,000,000   Inter-American Development Bank, Series E, Note, (MTN)
                Zero Coupon, 5/11/2009 (BRL)                                                (d)        1,190,738
                                                                                                 ---------------

                TECHNOLOGY -- 2.5%
      465,000   Fairchild Semiconductor Interanational, Inc., Senior Subordinated Note, Convertible
                5.000%, 11/01/2008                                                                       469,069
       75,000   Kulicke & Soffa Industries, Inc., Subordinated Note, Convertible
                0.500%, 11/30/2008                                                          (c)           60,563
      100,000   SCI Systems, Inc., Subordinated Note, Convertible
                3.000%, 3/15/2007                                                                         96,500
      500,000   Xerox Corp., Senior Note
                6.875%, 8/15/2011                                                                        532,500
                                                                                                 ---------------
                                                                                                       1,158,632
                                                                                                 ---------------

                TRANSPORTATION SERVICES -- 4.5%
      275,000   American President Cos., Ltd., Senior Note
                8.000%, 1/15/2024                                                                        294,938
      131,608   Atlas Air, Inc., Series 1998-1, Class 1A
                7.380%, 1/02/2018                                                                        128,242
      128,540   Atlas Air, Inc., Series 1999-1, Class A1
                7.200%, 1/02/2019                                                                        125,425
      129,052   Atlas Air, Inc., Series 2000-1, Class A
                8.707%, 1/02/2019                                                                        130,470
      250,000   Bombardier Capital Funding, LP, Note
                6.750%, 5/14/2009 (GBP)                                                                  453,947
      300,000   Overseas Shipholding Group, Senior Note
                7.500%, 2/15/2024                                                                        306,000
      350,000   Stena AB, Senior Note

                7.500%, 11/01/2013                                                                       366,625
      295,000   Stena AB, Senior Note, 144A
                7.000%, 12/01/2016                                                                       292,050
                                                                                                 ---------------
                                                                                                       2,097,697
                                                                                                 ---------------
                WIRELESS -- 0.3%
      150,000   Rogers Wireless Communications, Inc., Senior Secured Note
                6.375%, 3/01/2014                                                                        148,500
                                                                                                 ---------------
                WIRELINES -- 6.9%
      200,000   AT&T Corp., Senior Note
                8.750%, 11/15/2031                                                                       238,750
      155,000   Citizens Communications Co., Senior Note
                9.000%, 8/15/2031                                                                        177,088
       80,000   MCI, Inc., Senior Note
                8.735%, 5/01/2014                                                                         86,000
      150,000   Philippine Long Distance Telephone Co., Note, (MTN)
                8.350%, 3/06/2017                                                                        138,000
      500,000   Philippine Long Distance Telephone Co., Note, (MTN)
                10.500%, 4/15/2009                                                                       562,500
       75,000   Qwest Capital Funding, Inc., Guaranteed Note
                7.000%, 8/03/2009                                                           (c)           74,063
      375,000   Qwest Capital Funding, Inc., Note
                6.875%, 7/15/2028                                                                        305,625
    1,890,000   Qwest Capital Funding, Inc., Note
                7.750%, 2/15/2031                                                           (c)        1,649,025
                                                                                                 ---------------
                                                                                                       3,231,051
                                                                                                 ---------------
                Total Bonds and Notes (Identified Cost $40,725,240)                                   44,577,789
                                                                                                 ---------------

     SHARES                                 DESCRIPTION                                             VALUE (a)
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 2.6%
                PACKAGING -- 0.5%
        5,500   Owens-Illinois, Inc., Convertible, 4.75%, 12/31/2049                        (c)          220,000
                                                                                                 ---------------

                PIPELINES -- 1.4%
        8,000   Williams Holdings of Delaware Preferred, Convertible, 5.50%, 6/01/2033                   670,000
                                                                                                 ---------------

                TECHNOLOGY -- 0.5%
          175   Lucent Technologies Capital Trust I, Convertible, 7.75%, 3/15/2017                       206,265
                                                                                                 ---------------

                WIRELINES -- 0.2%
        2,000   Philippine Long Distance Telephone Co., Sponsored GDR, Convertible,
                $24.80, 12/31/2049                                                                        98,800
                                                                                                 ---------------

                Total Preferred Stocks (Identified Cost $907,791)                                      1,195,065
                                                                                                 ---------------

     SHARES                                 DESCRIPTION                                             VALUE (a)
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 0.3%
                INVESTMENT COMPANIES -- 0.2%
        2,175   High Income Opportunity Fund, Inc.                                               $        14,616
        3,835   Morgan Stanley Emerging Markets Debt Fund, Inc.                                           36,854
        1,000   PIMCO Strategic Global Government Fund, Inc.                                (c)           12,100
        2,025   Senior High Income Portfolio, Inc.                                                        12,231
        1,000   Templeton Emerging Markets Income Fund, Inc.                                (c)           13,760
                                                                                                 ---------------
                                                                                                          89,561
                                                                                                 ---------------
                MINING -- 0.1%
          900   Cia Vale do Rio Doce, ADR                                                                 26,109
                                                                                                 ---------------

                Total Common Stocks (Identified Cost $97,372)                                            115,670
                                                                                                 ---------------

    PRINCIPAL
      AMOUNT                                      DESCRIPTION                                       VALUE (a)
----------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 17.9%
$   1,120,944   Repurchase Agreement with Investors Bank & Trust Co.
                dated 12/31/2004 at 1.75% to be repurchased at
                $1,121,107 on 1/03/2005, collateralized by $1,106,360
                Small Business Association Bond, 6.125%, due
                6/25/2014 valued at $ 1,176,991                                                  $     1,120,944
       14,228   Bank of America, 2.26%, due 2/15/2005                                       (f)           14,228
      355,694   Bank of America, 2.27%, due 1/18/2005                                       (f)          355,694
      355,694   Bank of Montreal, 2.125%, due 2/02/2005                                     (f)          355,694
      808,377   Bank of Montreal, 2.26%, due 1/28/2005                                      (f)          808,377
      355,694   Bank of Nova Scotia, 2.33%, due 1/13/2005                                   (f)          355,694
      142,278   BGI Institutional Money Market Fund                                         (f)          142,278
      284,555   BNP Paribas, 2.295%, due 2/23/2005                                          (f)          284,555
      142,278   Calyon, 2.27%, due 1/20/2005                                                (f)          142,278
      995,944   Calyon, 2.34%, due 2/02/2005                                                (f)          995,944
       67,226   Calyon, 2.435%, due 3/16/2005                                               (f)           67,226
      213,416   Federal Home Loan Bank, 2.184%, due 1/05/2005                               (f)          213,416
      347,157   Fortis Bank, 2.14%, due 1/12/2005                                           (f)          347,157
      355,694   Fortis Bank, 2.20%, due 2/11/2005                                           (f)          355,694
      621,753   Goldman Sachs Group Inc., 2.353%, due 1/03/2005                             (f)          621,753
      142,278   HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005                        (f)          142,278
      142,278   Lloyds TSB Bank, 2.28%, due 2/02/2005                                       (f)          142,278
       88,705   Merrill  Lynch Premier Institutional Fund                                   (f)           88,705
      426,834   Merrimac Cash Fund-Premium Class                                            (f)          426,834
       71,139   Ranger Funding, 2.271%, due 1/14/2005                                       (f)           71,139
      569,111   Royal Bank of Canada, 2.25%, due 1/19/2005                                  (f)          569,111
      355,694   Royal Bank of Scotland, 2.36%, due 2/17/2005                                (f)          355,694
      142,278   Wells Fargo, 2.27%, due 1/25/2005                                           (f)          142,278
      213,416   Wells Fargo, 2.32%, due 1/14/2005                                           (f)          213,416
                                                                                                 ---------------
                Total Short Term Investments (Identified Cost $8,332,665)                              8,332,665
                                                                                                 ---------------

                Total Investments -- 116.7%
                (Identified Cost $50,063,068) (b)                                                     54,221,189
                Other assets less liabilities                                                         (7,760,312)
                                                                                                 ---------------
                Total Net Assets -- 100%                                                         $    46,460,877
                                                                                                 ===============

(a) Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, pursuant to procedures approved by the Board of Trustees.

(b)         At December 31, 2004, the net unrealized appreciation on investments based on cost of $50,067,561 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all investments in which
            there is an excess of value over tax cost                                            $     4,235,710
            Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value                                                    (82,082)
                                                                                                 ---------------
            Net unrealized appreciation                                                          $     4,153,628
                                                                                                 ===============

(c)         All or a portion of this security was on loan to brokers at December
            31, 2004.

(d) Illiquid security. At December 31, 2004, the value of these securities was $1,462,425 or 3.1% of net assets.

(e) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.

(f)         Represents investments of securities lending collateral.

ADR/GDR An American Depositary (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchages not localed in the United States.

FRN         Floating Rate Note

MTN         Medium Term Note

yankee      U.S. dollar denominated security issued by a non-U.S. company.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,687,836 or 7.9% of net assets.

BRL  Brazilian Real
COP  Colombia Pesos
GBP  British Pound
MXN  Mexican Peso

                 HANSBERGER FOREIGN GROWTH FUND - SCHEDULE OF INVESTMENTS

INVESTMENTS AS OF DECEMBER 31, 2004 (UNAUDITED)

  SHARES             DESCRIPTION                                                      VALUE (a)
------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.4% OF TOTAL NET ASSETS

           CANADA - 2.7%
  16,800   Manulife Financial Corp.                                                      776,160
  22,200   Suncor Energy, Inc.                                                           785,880
                                                                                     -----------

                                                                                       1,562,040
                                                                                     -----------

           DENMARK - 2.1%
  97,100   Vestas Wind Systems A/S  (c)                                                1,200,585
                                                                                     -----------

           FINLAND - 2.2%
  46,800   Nokia Oyj ADR                                                                 733,356
  37,300   Stora Enso Oyj                                                                568,499
                                                                                     -----------
                                                                                       1,301,855
                                                                                     -----------

           FRANCE - 13.3%
  37,600   Axa                                                                           928,483
  30,000   Bouygues SA                                                                 1,379,993
  11,600   Essilor International SA                                                      904,973
  13,100   L'Oreal SA                                                                    989,632
  12,900   Societe Generale (c)                                                        1,300,100
  38,300   Thomson                                                                     1,007,278
   5,340   Total Fina SA, Class B                                                      1,165,530
                                                                                     -----------
                                                                                       7,675,989
                                                                                     -----------

           GERMANY - 5.6%
   4,900   Allianz AG                                                                    646,823
  20,600   Deutsche Boerse AG                                                          1,234,222
  16,924   SAP AG ADR                                                                    748,210
   7,100   Siemens AG                                                                    599,119
                                                                                     -----------
                                                                                       3,228,374
                                                                                     -----------

           HONG KONG - 7.8%
  36,700   China Mobile (Hong Kong) Ltd. ADR                                             629,772
 210,400   Esprit Holdings Ltd.                                                        1,271,064
  68,000   Hutchison Whampoa                                                             635,872
 676,000   Johnson Electric Holdings Ltd.                                                655,865
 368,000   Li & Fung Ltd.                                                                619,665
 462,000   Shangri-La Asia Ltd.                                                          677,245
                                                                                     -----------
                                                                                       4,489,483
                                                                                     -----------
           HUNGARY - 1.1%
  10,500   OTP Bank Rt. ADR, 144A                                                        640,500
                                                                                     -----------

           INDIA - 2.1%
  14,500   HDFC Bank Ltd. ADR                                                            657,720
   8,400   Infosys Technologies Ltd. ADR                                                 582,204
                                                                                     -----------
                                                                                       1,239,924
                                                                                     -----------

           ISRAEL - 1.3%
  24,767   Teva Pharmaceutical Industries Ltd. ADR                                       739,543
                                                                                     -----------

           ITALY - 2.3%

 233,100   UniCredito Italiano SpA                                                     1,334,115
                                                                                     -----------

           JAPAN - 21.7%
  16,000   Canon, Inc.                                                                   864,317
  37,100   DENSO Corp.                                                                   993,913
  33,800   Fujisawa Pharmaceutical Co., Ltd.                                             925,781
   5,500   Funai Electric Co., Ltd.                                                      682,602
  12,300   Honda Motor Co. Ltd.                                                          638,238
   2,600   Keyence Corp.                                                                 582,535
  10,200   NIDEC Corp.                                                                 1,242,762
  25,400   Nitto Denko Corp.                                                           1,393,001
     429   NTT DoCoMo, Inc.                                                              789,555
   4,910   Orix Corp.                                                                    663,376
  19,000   Seven-Eleven Japan Co., Ltd.                                                  598,959
  71,000   Sharp Corp.                                                                 1,153,155
   8,900   SMC Corp.                                                                   1,014,241
     138   Sumitomo Mitsui Financial Group, Inc.                                         999,993
                                                                                     -----------

                                                                                      12,542,428
                                                                                    ------------

           NETHERLANDS - 2.1%
  22,300   Koninklijke (Royal) Philips Electronics NV                                    588,215
  32,000   STMicroelectronics NV                                                         618,240
                                                                                     -----------
                                                                                       1,206,455
                                                                                     -----------

           SOUTH KOREA - 2.4%
  16,300   Kookmin Bank ADR (c)                                                          637,004
   1,730   Samsung Electronics                                                           754,977
                                                                                     -----------

                                                                                       1,391,981
                                                                                     -----------

           SPAIN - 3.9%
  56,800   Banco Bilbao Vizcaya Argentaria SA                                          1,002,361
  67,900   Telefonica SA                                                               1,272,453
                                                                                     -----------
                                                                                       2,274,814
                                                                                     -----------

           SWITZERLAND - 5.9%
   4,660   Nobel Biocare Holding AG                                                      841,398
  24,700   Novartis AG                                                                 1,239,630
  16,400   UBS AG                                                                      1,369,379
                                                                                     -----------

                                                                                       3,450,407
                                                                                     -----------

           TAIWAN - 1.1%
  74,600   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                               633,354
                                                                                     -----------

           UNITED KINGDOM - 21.8%
  17,000   Astrazeneca Plc ADR                                                           618,630
  88,400   Barclays Plc                                                                  991,537
  50,785   BHP Billiton Plc                                                              593,428
  94,006   BP Plc                                                                        914,740
 128,900   British Sky Broadcasting Group Plc                                          1,386,698
  42,300   Exel Plc                                                                      586,907
  42,300   HBOS Plc                                                                      686,607
  33,513   Reckitt Benckiser Plc                                                       1,009,908
  33,799   Royal Bank of Scotland Group Plc                                            1,133,673
  72,700   Smith & Nephew Plc                                                            741,594
  56,300   Smiths Group Plc                                                              886,136
  32,900   Standard Chartered Plc                                                        610,092
 203,800   Tesco Plc                                                                   1,257,896
 435,240   Vodafone Group Plc                                                          1,176,634
                                                                                     -----------
                                                                                      12,594,480
                                                                                     -----------
           Total Common Stocks
           (Identified Cost $49,960,627)                                              57,506,327
                                                                                     -----------

           PREFERRED STOCK - 0.9%

           Germany - 0.9%
     831   Porsche AG                                                                    527,872
                                                                                     -----------

           Total Preferred Stock
           (Identified Cost $522,184)                                                    527,872
                                                                                     -----------

           Total Investments - 100.3%
           (Identified Cost $50,482,811) (b)                                          58,034,199
           Other assets less liabilities -- (0.3)%                                      (165,839)
                                                                                     -----------
           Total Net Assets -- 100%                                                  $57,868,360
                                                                                     ===========

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. As of December 31, 2004, approximately 83% of the market value of investments for the Fund were fair valued pursuant to procedures approved by the Board of Trustees.

(b)   At December 31, 2004, the unrealized appreciation on investments based on cost of $50,482,811 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                            $ 7,657,015
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                  (105,627)
                                                                                     -----------
              Net unrealized appreciation                                            $ 7,551,388
                                                                                     ===========

(c)   Non-income producing security.

ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these amounted to $640,500 or 1.1% of net assets.

        LOOMIS SAYLES INVESTMENT GRADE BOND FUND - SCHEDULE OF INVESTMENTS

INVESTMENTS AS OF DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL AMOUNT           DESCRIPTION                                                VALUE (a)
------------------------------------------------------------------------------------------------
  BONDS AND NOTES - 99.3% OF TOTAL NET ASSETS
                 NON-CONVERTIBLE BONDS - 97.6%

                 AEROSPACE/DEFENSE - 1.7%
                 Raytheon Co.,
  5,500,000      6.400%, 12/15/2018                                                 $  6,068,903
                 Raytheon Co.,
    145,000      7.375%, 7/15/2025                                                       150,404
                                                                                    ------------
                                                                                       6,219,307
                                                                                    ------------

                 AIRLINES - 2.1%
                 American Airlines, Inc.,
    451,234      6.978%, 4/01/2011                                                       451,017
                 American Airlines, Inc., Class B,
  1,000,000      8.608%, 4/01/2011                                                       920,155
                 Continental Airlines, Inc.,
  1,814,793      6.703%, 12/15/2022                                                    1,764,190
                 Continental Airlines, Inc., Series 1998-1A,
    803,530      6.648%, 9/15/2017                                                       780,472
                 Continental Airlines, Inc., Series 1999-1A,
  1,138,303      6.545%, 2/02/2019                                                     1,130,882
                 Continental Airlines, Inc., Series 1999-2,
    379,029      7.256%, 3/15/2020                                                       387,861
                 Continental Airlines, Inc., Series 2000-2,
  1,816,436      7.707%, 10/02/2022                                                    1,811,290
                 US Airways,
    645,906      6.850%, 1/30/2018                                                       625,098
                                                                                    ------------
                                                                                       7,870,965
                                                                                    ------------

                 ASSET-BACKED SECURITIES - 0.7%
                 Community Program Loan Trust, Series 1987-A, Class A4,
  1,083,876      4.500%, 10/01/2018                                                    1,084,151
                 Community Program Loan Trust, Series 1987-A, Class A5,
  1,700,000      4.500%, 4/01/2029                                                     1,577,131
                                                                                    ------------
                                                                                       2,661,282
                                                                                    ------------

                 AUTOMOTIVE - 5.0%
                 Cummins Engine Co., Inc.,
    375,000      7.125%, 3/01/2028                                                       382,500
                 Delphi Automotive Systems Corp.,
  3,150,000      7.125%, 5/01/2029                                                     2,961,576
                 Ford Motor Co.,
  2,500,000      6.375%, 2/01/2029                                                     2,249,840
                 Ford Motor Credit Co.,
    600,000      7.250%, 2/22/2005, (GBP)                                              1,151,801
                 Ford Motor Credit Co.,
    700,000      7.375%, 10/28/2009                                                      755,068
                 General Motors Acceptance Corp.,
  1,500,000      6.875%, 9/15/2011                                                     1,537,189
                 General Motors Acceptance Corp.,
  3,000,000      7.000%, 12/07/2005, (GBP)                                             5,820,526
                 General Motors Acceptance Corp.,
  3,050,000      7.500%, 12/01/2006, (NZD)                                             2,173,005
                 General Motors Corp.,
    700,000      6.750%, 5/01/2028                                                       663,806
                 GMAC International Finance BV,
    950,000      8.000%, 3/14/2007, (NZD)                                                683,907
                                                                                    ------------
                                                                                      18,379,218
                                                                                    ------------

                 BANKING - 0.8%
                 CIT Group, Inc.,
  1,500,000      5.500%, 12/01/2014, (GBP)                                             2,876,669
                 Key Bank NA,
    100,000      6.950%, 2/01/2028                                                       113,259
                                                                                    ------------
                                                                                       2,989,928
                                                                                    ------------

                 BEVERAGES - 0.5%
                 Cia Brasileira de Bebidas,
  1,525,000      8.750%, 9/15/2013                                                     1,776,625
                                                                                    ------------

                 BROKERAGE - 0.3%
                 J.P. Morgan Chase & Co.,
    250,000      4.000%, 2/01/2008                                                       251,657
                 Morgan Stanley,
  1,000,000      3.625%, 4/01/2008                                                       994,529
                                                                                    ------------
                                                                                       1,246,186
                                                                                    ------------

                 CONSUMER PRODUCTS - 0.4%
                 Bausch & Lomb, Inc.,
  1,400,000      7.125%, 8/01/2028                                                     1,491,697
                                                                                    ------------

                 ELECTRIC - 4.2%
                 Constellation Energy Group, Inc.,
  2,750,000      4.550%, 6/15/2015                                                     2,624,971
                 Empresa Nacional de Electricidad SA (Endesa-Chile),
  5,500,000      7.875%, 2/01/2027                                                     5,828,718
                 Empresa Nacional de Electricidad SA (Endesa-Chile),
  1,000,000      8.350%, 8/01/2013                                                     1,158,762
                 Enersis SA,
  4,000,000      7.400%, 12/01/2016                                                    4,375,936
                 MidAmerican Energy Holdings Co.,
  1,500,000      5.875%, 10/01/2012                                                    1,589,462
                 Quezon Power Philippines Co.,
     45,750      8.860%, 6/15/2017                                                        42,776
                                                                                    ------------
                                                                                      15,620,625
                                                                                    ------------

                 ELECTRONICS - 1.8%
                 Motorola, Inc.,
    500,000      5.800%, 10/15/2008                                                      529,846
                 Motorola, Inc.,
    625,000      7.625%, 11/15/2010                                                      724,977
                 Motorola, Inc.,
  1,625,000      8.000%, 11/01/2011                                                    1,943,433
                 Samsung Electronics Co. Ltd.,
  3,115,000      7.700%, 10/01/2027, 144A                                              3,517,483
                                                                                    ------------
                                                                                       6,715,739
                                                                                    ------------

                 FOREIGN AGENCIES - 0.2%
                 Alberta Municipal Funding Corp.,
    220,000      5.700%, 9/01/2011, (CAD)                                                198,628
                 Pecom Energia SA,
    665,000      8.125%, 7/15/2010, 144A                                                 683,287
                                                                                    ------------
                                                                                         881,915
                                                                                    ------------

                 FOREIGN LOCAL GOVERNMENTS - 10.6%
                 Kommunekredit,
 19,100,000      5.000%, 6/07/2006, (NOK)                                              3,250,250
                 Province of Alberta,
     37,042      5.930%, 9/16/2016, (CAD)                                                 33,537
                 Province of British Columbia,
  4,525,000      5.250%, 12/01/2006, (CAD)                                             3,922,044
                 Province of British Columbia,
  3,275,000      6.250%, 12/01/2009, (CAD)                                             3,018,381
                 Province of British Columbia,
  5,175,000      6.000%, 6/09/2008, (CAD)                                              4,659,807
                 Province of Manitoba,
  6,510,000      5.750%, 6/02/2008, (CAD)                                              5,813,517
                 Province of Manitoba (Certificate of Deposit),
  5,000,000      Zero Coupon Bond, 7/22/2013, (CAD)                                    2,785,527
                 Province of Nova Scotia,
    500,000      6.600%, 6/01/2027, (CAD)                                                487,760
                 Province of Ontario,
    700,000      3.500%, 9/08/2006, (CAD)                                                588,731
                 Province of Ontario,
  4,490,000      5.900%, 3/08/2006, (CAD)                                              3,875,471
                 Province of Saskatchewan,
  6,600,000      Zero Coupon Bond, 4/10/2014, (CAD)                                    3,530,999
                 Province of Saskatchewan,
  7,500,000      4.750%, 12/01/2006, (CAD)                                             6,443,194
                 Province of Saskatchewan,
    550,000      5.500%, 6/02/2008, (CAD)                                                487,693
                                                                                    ------------
                                                                                      38,896,911
                                                                                    ------------

                 GOVERNMENT AGENCIES - 15.8%
                 Federal Home Loan Mortgage Corp.,
  1,250,000      3.220%, 6/20/2007, (SGD)                                                790,562
                 Federal Home Loan Mortgage Corp.,
  5,800,000      4.625%, 2/15/2007, (EUR)                                              8,167,428
                 Federal Home Loan Mortgage Corp.,
  9,250,000      5.500%, 9/15/2011                                                     9,937,904
                 Federal Home Loan Mortgage Corp.,
  7,500,000      5.750%, 1/15/2012                                                     8,170,635
                 Federal National Mortgage Association,
    700,000      Zero Coupon Bond, 10/29/2007, (NZD)                                     418,188
                 Federal National Mortgage Association,
 16,000,000      2.290%, 2/19/2009, (SGD)                                              9,811,494
                 Federal National Mortgage Association,
  1,850,000      5.375%, 11/15/2011                                                    1,970,470
                 Federal National Mortgage Association,
 17,450,000      5.500%, 3/15/2011                                                    18,712,525
                                                                                    ------------
                                                                                      57,979,206
                                                                                    ------------

                 HEALTHCARE - 3.6%
                 Columbia/HCA Healthcare Corp.,
  2,625,000      7.050%, 12/01/2027                                                    2,488,185
                 Columbia/HCA Healthcare Corp.,
    250,000      7.500%, 12/15/2023                                                      253,785
                 Columbia/HCA Healthcare Corp.,
    620,000      7.580%, 9/15/2025                                                       623,122
                 Columbia/HCA Healthcare Corp.,
  1,000,000      7.750%, 7/15/2036                                                     1,011,811
                 HCA, Inc.,
  5,000,000      5.750%, 3/15/2014                                                     4,843,615
                 HCA, Inc.,
    800,000      6.250%, 2/15/2013                                                       807,015
                 HCA, Inc.,
  3,250,000      6.300%, 10/01/2012                                                    3,296,166
                                                                                    ------------
                                                                                      13,323,699
                                                                                    ------------

                 HOME CONSTRUCTION - 0.1%
                 Pulte Homes, Inc.,
    250,000      5.250%, 1/15/2014                                                       248,783
                 Pulte Homes, Inc.,
     25,000      6.375%, 5/15/2033                                                        24,772
                                                                                    ------------
                                                                                         273,555
                                                                                    ------------

                 INDEPENDENT/ENERGY - 0.5%
                 Devon Financing Corp. LLC,
    500,000      7.875%, 9/30/2031                                                       629,540
                 Pioneer Natural Resources Co.,
  1,040,000      7.200%, 1/15/2028                                                     1,191,802
                                                                                    ------------

                                                                                       1,821,342
                                                                                    ------------

                 INFORMATION/DATA TECHNOLOGY - 0.7%
                 Arrow Electronics, Inc.,
  2,500,000      6.875%, 7/01/2013                                                     2,744,800
                                                                                    ------------

                 INTEGRATED/ENERGY - 0.1%
                 Cerro Negro Finance Ltd.,
    150,000      7.900%, 12/01/2020, 144A                                                149,812
                 Petrozuata Finance, Inc.,
    200,000      8.220%, 4/01/2017, 144A                                                 199,750
                                                                                    ------------
                                                                                         349,562
                                                                                    ------------

                 LIFE INSURANCE - 1.9%
                 ASIF Global Financing XXVII,
 11,700,000      2.380%, 2/26/2009, (SGD), 144A                                        7,173,745
                                                                                    ------------

                 MEDIA CABLE - 1.3%
                 Cox Communications, Inc.,
  3,750,000      6.750%, 3/15/2011, Class A                                            4,106,228
                 NTL Cable Plc,
    350,000      9.750%, 4/15/2014, (GBP), 144A                                          716,090
                                                                                    ------------
                                                                                       4,822,318
                                                                                    ------------

                 MEDIA NON-CABLE - 1.0%
                 Clear Channel Communications, Inc.,
  2,500,000      4.250%, 5/15/2009                                                     2,474,700
                 Clear Channel Communications, Inc.,
  1,000,000      5.750%, 1/15/2013                                                     1,033,253
                                                                                    ------------
                                                                                       3,507,953
                                                                                    ------------

                 METALS & Mining - 0.5%
                 Teck Cominco Ltd.,
  1,500,000      7.000%, 9/15/2012                                                     1,662,556
                                                                                    ------------

                 MORTGAGE RELATED - 1.0%
                 Bank of America Commercial Mortgage, Inc.,
  3,000,000      5.460%, 4/11/2037                                                     3,172,789
                 Federal Home Loan Mortgage Corp.,
    289,288      5.000%, 12/01/2031                                                      288,133
                 Federal National Mortgage Association,
     75,491      6.000%, 7/01/2029                                                        78,329
                                                                                    ------------
                                                                                       3,539,251
                                                                                    ------------

                 NON-CAPTIVE CONSUMER - 0.3%
                 Capital One Bank,
  1,000,000      6.700%, 5/15/2008                                                     1,080,552
                                                                                    ------------

                 NON-CAPTIVE DIVERSIFIED - 0.1%
                 General Electric Capital Corp.,
    500,000      1.725%, 6/27/2008, (SGD)                                                301,250
                                                                                    ------------

                 OIL FIELD SERVICES - 0.3%
                 Ensco International, Inc.,
    250,000      6.750%, 11/15/2007                                                      267,586
                 Transocean Sedco Forex, Inc.,
    600,000      7.375%, 4/15/2018                                                       709,846
                                                                                    ------------
                                                                                         977,432
                                                                                    ------------

                 PAPER - 1.3%
                 Georgia-Pacific Group,
  2,225,000      7.375%, 12/01/2025                                                    2,430,812
                 International Paper Co.,
    750,000      4.000%, 4/01/2010                                                       735,299
                 Weyerhaeuser Co.,
    400,000      6.750%, 3/15/2012                                                       450,733
                 Weyerhaeuser Co.,
  1,000,000      7.125%, 7/15/2023                                                     1,132,582
                                                                                    ------------
                                                                                       4,749,426
                                                                                    ------------

                 PHARMACEUTICALS - 0.1%
                 Schering-Plough Corp.,
    500,000      5.300%, 12/01/2013                                                      522,579
                                                                                    ------------

                 PIPELINES - 1.9%
                 Coastal Corp.,
  2,425,000      6.950%, 6/01/2028                                                     2,127,937
                 El Paso Corp.,
    375,000      7.000%, 5/15/2011                                                       379,219
                 El Paso Energy Corp.,
  1,150,000      6.750%, 5/15/2009                                                     1,167,250
                 KN Capital Trust,
  1,000,000      7.630%, 4/15/2028                                                     1,118,400
                 Southern Natural Gas Co.,
    750,000      7.350%, 2/15/2031                                                       778,125
                 Tennessee Gas Pipeline Co.,
    700,000      7.000%, 10/15/2028                                                      701,750
                 Tennessee Gas Pipeline Co.,
    815,000      7.500%, 4/01/2017                                                       898,538
                                                                                    ------------
                                                                                       7,171,219
                                                                                    ------------

                 RAILROADS - 1.3%
                 Canadian Pacific Railway Ltd.,
  5,000,000      4.900%, 6/15/2010, (CAD), 144A                                        4,277,424
                 Missouri Pacific Railroad Co.,
    195,000      4.750%, 1/01/2020                                                       165,489
                 Missouri Pacific Railroad Co.,
    243,000      4.750%, 1/01/2030                                                       191,034
                 Missouri Pacific Railroad Co.,
    281,000      5.000%, 1/01/2045                                                       212,155
                                                                                    ------------
                                                                                       4,846,102
                                                                                    ------------

                 REAL ESTATE INVESTMENT TRUSTS - 1.7%
                 EOP Operating LP,
  1,000,000      6.750%, 2/15/2012                                                     1,113,193
                 First Industrial LP,
    100,000      7.500%, 12/01/2017                                                      113,727
                 First Industrial LP,
    150,000      7.600%, 7/15/2028                                                       168,838
                 Highwoods Realty LP,
  1,075,000      7.500%, 4/15/2018                                                     1,152,893
                 New Plan Excel Realty Trust,
  2,370,000      5.875%, 6/15/2007                                                     2,467,376
                 Spieker Properties, Inc.,
  1,000,000      7.350%, 12/01/2017                                                    1,145,752
                 TriNet Corporate Realty Trust, Inc.,
    200,000      7.700%, 7/15/2017                                                       230,641
                                                                                    ------------
                                                                                       6,392,420
                                                                                    ------------

                 REFINING - 0.0%
                 Merey Sweeny LP,
     97,444      8.850%, 12/18/2019, 144A                                                117,576
                                                                                    ------------

                 RESTAURANTS - 0.2%
                 McDonald's Corp.,
  1,000,000      3.627%, 10/10/2010, (SGD)                                               639,734
                                                                                    ------------

                 RETAILERS - 0.5%
                 J.C. Penney Co., Inc.,
    250,000      6.875%, 10/15/2015                                                      270,625
                 J.C. Penney Co., Inc.,
     22,000      7.125%, 11/15/2023                                                       23,430
                 J.C. Penney Co., Inc.,
    150,000      7.650%, 8/15/2016                                                       171,750
                 J.C. Penney Co., Inc.,
    650,000      7.950%, 4/01/2017                                                       760,500
                 Lowe's Cos., Inc.,
    500,000      6.500%, 3/15/2029                                                       566,391
                                                                                    ------------
                                                                                       1,792,696
                                                                                    ------------

                 SOVEREIGNS - 16.0%
                 Canadian Government,
 10,900,000      4.250%, 9/01/2008, (CAD)                                              9,333,049
                 Canadian Government,
 16,265,000      4.500%, 9/01/2007, (CAD)                                             13,998,620
                 Canadian Government,
  9,600,000      5.500%, 6/01/2010, (CAD)                                              8,646,919
                 Canadian Government,
  2,825,000      6.000%, 9/01/2005, (CAD)                                              2,405,775
                 Canadian Government, Series WH31,
  5,000,000      6.000%, 6/01/2008, (CAD)                                              4,514,852
                 Mexican Fixed Rate Bonds,
100,000,000      9.000%, 12/20/2012, (MXN)                                             8,643,581
                 Petroleos Mexicanos,
  3,670,000      8.625%, 12/01/2023, 144A                                              4,251,695
                 PF Export Receivables Master Trust,
  2,372,364      6.436%, 6/01/2015, 144A                                               2,357,916
                 Republic of Brazil,
  1,500,000      8.250%, 1/20/2034                                                     1,460,250
                 Republic of Brazil,
    325,000      8.875%, 4/15/2024                                                       336,375
                 Republic of Brazil,
     10,000      10.125%, 5/15/2027                                                       11,385
                 Republic of Brazil,
    250,000      11.000%, 8/17/2040                                                      296,625
                 Republic of Brazil, C Bond,
    557,064      8.000%, 4/15/2014                                                       570,322
                 Republic of Dominican,
    455,000      9.040%, 1/23/2013, 144A                                                 376,513
                 Republic of Peru,
    250,000      4.500%, 3/07/2017 (step to 5.000% on 3/07/05)(c)                        232,500
                 Republic of South Africa,
    500,000      5.250%, 5/16/2013, (EUR)                                                717,885
                 Republic of South Africa,
    200,000      8.500%, 6/23/2017                                                       251,000
                 Republic of South Africa,
    150,000      12.500%, 12/21/2006, (ZAR)                                               28,831
                 Republic of Venezuela,
    100,000      9.250%, 9/15/2027                                                       105,500
                 SP Powerassets Ltd.,
    500,000      3.730%, 10/22/2010, (SGD)                                               324,232
                                                                                    ------------
                                                                                      58,863,825
                                                                                    ------------

                 SOVEREIGNS NON-CALLABLE - 7.7%
                 Government of New Zealand,
  5,150,000      6.000%, 11/15/2011, (NZD)                                             3,697,138
                 Government of Sweden, Series 1040,
 29,310,000      6.500%, 5/05/2008, (SEK)                                              4,887,347
                 Government of Sweden, Series 1045,
 55,815,000      5.250%, 3/15/2011, (SEK)                                              9,162,806
                 Kingdom of Norway,
 15,000,000      5.500%, 5/15/2009, (NOK)                                              2,696,000
                 Kingdom of Norway,
 44,930,000      6.750%, 1/15/2007, (NOK)                                              8,003,091
                                                                                    ------------
                                                                                      28,446,382
                                                                                    ------------

                 SUPRANATIONAL - 3.6%
                 Inter-American Development Bank,
 22,000,000      Zero Coupon Bond, 5/11/2009, (BRL)                                    4,366,039
                 International Bank for Reconstruction & Development,
  2,585,000      Zero Coupon Bond, 8/20/2007, (NZD)                                    1,576,318
                 International Bank for Reconstruction & Development,
  6,000,000      5.500%, 11/03/2008, (NZD)                                             4,277,178
                 International Bank for Reconstruction & Development,
  4,045,000      8.000%, 5/23/2007, (NZD)                                              2,996,839
                                                                                    ------------
                                                                                      13,216,374
                                                                                    ------------

                 TEXTILE - 0.0%
                 Kellwood Co.,
     25,000      7.625%, 10/15/2017                                                       27,495
                                                                                    ------------

                 TOBACCO - 0.7%
                 Altria Group, Inc.,
  2,000,000      7.000%, 11/04/2013                                                    2,167,098
                 Loews Corp.,
    375,000      7.000%, 10/15/2023                                                      379,870
                                                                                    ------------
                                                                                       2,546,968
                                                                                    ------------

                 TRANSPORTATION SERVICES - 0.6%
                 Atlas Air Worldwide Holdings, Inc.,
    495,457      7.200%, 1/02/2019                                                       483,450
                 Atlas Air, Inc., Series A,
    614,172      7.380%, 1/02/2018                                                       598,462
                 ERAC USA Finance Co.,
  1,000,000      6.800%, 2/15/2008, 144A                                               1,081,877
                                                                                     -----------
                                                                                       2,163,789
                                                                                    ------------

                 TREASURIES - 3.9%
                 U.S. Treasury Notes,
  3,955,000      2.500%, 5/31/2006                                                     3,932,290
                 U.S. Treasury Notes,
  1,045,000      2.750%, 6/30/2006                                                     1,042,184
                 U.S. Treasury Notes,
  5,000,000      2.750%, 7/31/2006                                                     4,983,790
                 U.S. Treasury Notes,
  3,900,000      5.750%, 8/15/2010                                                     4,293,810
                                                                                    ------------
                                                                                      14,252,074
                                                                                    ------------

                 WIRELESS - 0.3%
                 America Movil SA de CV,
  1,000,000      4.125%, 3/01/2009                                                       985,137
                                                                                    ------------

                 WIRELINES - 2.3%
                 Philippine Long Distance Telephone Co.,
  1,400,000      8.350%, 3/06/2017                                                     1,288,000
                 Sprint Capital Corp.,
  3,400,000      6.875%, 11/15/2028                                                    3,722,276
                 Sprint Capital Corp.,
    500,000      6.900%, 5/01/2019                                                       559,345
                 Telekom Malaysia Berhad,
  1,000,000      7.875%, 8/01/2025, 144A                                               1,223,344
                 US West Capital Funding, Inc.,
    250,000      6.500%, 11/15/2018                                                      207,500
                 US West Capital Funding, Inc.,
  1,650,000      6.875%, 7/15/2028                                                     1,344,750
                                                                                    ------------
                                                                                       8,345,215
                                                                                    ------------
                 Total Non-Convertible Bonds
                 (Identified Cost $318,680,836)                                      359,386,630
                                                                                    ------------

                 CONVERTIBLE BONDS - 1.7%

                 INDEPENDENT/ENERGY - 0.7%
                 Devon Energy Corp.,
    500,000      4.900%, 8/15/2008                                                       549,375
                 Devon Energy Corp.,
  1,750,000      4.950%, 8/15/2008                                                     1,922,813
                                                                                    ------------
                                                                                       2,472,188
                                                                                    ------------

                 TOBACCO - 0.8%
                 Loews Corp.,
  3,040,000      3.125%, 9/15/2007                                                     2,986,800
                                                                                    ------------

                 WIRELINES - 0.2%
                 Telus Corp.,
    840,000      6.750%, 6/15/2010, (CAD)                                                766,404
                                                                                    ------------

                 Total Convertible Bonds
                 (Identified Cost $5,690,305)                                          6,225,392
                                                                                    ------------

                 Total Bonds and Notes
                 (Identified Cost $324,371,141)                                      365,612,022
                                                                                    ------------

 SHORT-TERM INVESTMENT - 2.1% OF TOTAL NET ASSETS
 $7,640,000      Repurchase Agreement with State Street Corp., dated 12/31/04 at 0.900% to be repurchased at $7,640,573 on 1/3/2005
                 collateralized by $6,535,000 U.S. Treasury Bond, 6.125%
                 8/15/2029 with a value of $7,792,988                               $  7,640,000
                                                                                    ------------
                 Total Short-Term Investment
                 (Identified Cost $7,640,000)                                          7,640,000
                                                                                    ------------

                 Total Investments - 101.4%
                 (Identified Cost $332,011,141) (b)                                  373,252,022
                 Other assets less liabilities -- (1.4)%                              (5,147,163)
                                                                                    ------------
                 Total Net Assets -- 100%                                           $368,104,859
                                                                                    ============

(a) Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occuring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securites, such securities are fair valued pursuant to procedures approved by the Board of Trustees.

(b)   At December 31, 2004, the net unrealized appreciation on investments based on cost of $334,120,153 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all securities in which
      there is an excess of value over tax cost                                     $ 42,321,167
      Aggregate gross unrealized depreciation for all securities in which
      there is an excess of tax cost over value                                       (3,189,298)
                                                                                    ------------
      Net unrealized appreciation                                                   $ 39,131,869
                                                                                    ============

(c) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from regisration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $26,126,512 or 7.10% of net assets.

      Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR:
      Euro; GBP: Great British Pound; MXN: Mexican Peso; NOK: Norwegian Krone;
      NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; ZAR:
      South African Rand

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND -- SCHEDULE OF INVESTMENTS

INVESTMENTS AS OF DECEMBER 31, 2004
(UNAUDITED)

    PRINCIPAL
     Amount         Description                                                                            Value (a)
------------------------------------------------------------------------------------------------------------------------
Bonds and Notes -- 99.5% of Total Net Assets
                    ASSET BACKED SECURITIES -- 5.9%
$       1,035,000   Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3
                    4.615%, 2/25/2035                                                                  $       1,027,237
        2,240,000   Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A3
                    3.800%, 7/25/2030                                                                          2,234,001
        1,376,000   Residential Funding Mortgage Securities II, Series 2003-HI4, Class AI4
                    4.590%, 4/25/2018                                                                          1,383,787
        1,900,000   Residential Funding Mortgage Securities II, Series 2004-HI3, Class A3
                    3.810%, 12/25/2016                                                                         1,882,902
          670,000   Residential Funding Mortgage Securities II, Series 2004-HI3, Class A4
                    4.630%, 3/25/2019                                                                            665,466
                                                                                                       -----------------
                                                                                                               7,193,393
                                                                                                       -----------------
                    GOVERNMENT AGENCIES -- 14.3%
        2,935,000   Federal Farm Credit Bank
                    2.375%, 10/02/2006                                                                         2,894,139
        6,200,000   Federal Home Loan Bank
                    3.625%, 11/14/2008                                                                         6,181,760
        5,000,000   FHLMC
                    5.750%, 4/15/2008                                                                          5,339,245
        3,000,000   FNMA
                    5.500%, 5/02/2006                                                                          3,088,986
                                                                                                       -----------------
                                                                                                              17,504,130
                                                                                                       -----------------
                    MORTGAGE RELATED -- 47.4%
        7,950,435   FHLMC
                    4.000%,  with various maturities to 2019                                      (c)          7,778,419
          990,664   FHLMC
                    4.500%, 5/01/2034                                                                            957,409
          537,260   FHLMC
                    7.000%, 2/01/2016                                                                            569,530
          106,973   FHLMC
                    7.500%,  with various maturities to 2026                                      (c)            113,533
           91,520   FHLMC
                    8.000%,  with various maturities to 2015                                      (c)             94,478
            7,555   FHLMC
                    10.000%, 7/01/2019                                                                             8,399
          623,243   FHLMC
                    11.500%,  with various maturities to 2020                                     (c)            695,802
        8,601,242   FNMA
                    4.000%,  with various maturities to 2019                                      (c)          8,412,501
        6,433,412   FNMA
                    5.500%,  with various maturities to 2033                                      (c)          6,632,140
        8,162,922   FNMA
                    6.000%,  with various maturities to 2032                                      (c)          8,558,257
        8,988,242   FNMA
                    6.500%,  with various maturities to 2034                                      (c)          9,443,265
          522,894   FNMA
                    7.000%, 12/01/2022                                                                           562,433
        1,703,751   FNMA
                    7.500%,  with various maturities to 2032                                      (c)          1,819,858
          256,432   FNMA
                    8.000%,  with various maturities to 2016                                      (c)            272,728
        7,940,000   FNMA (TBA)
                    4.500%, 1/01/2035                                                                          7,672,025
        2,310,000   FNMA (TBA)
                    6.000%, 1/01/2035                                                                          2,387,963
          266,508   GNMA
                    6.000%, 12/15/2031                                                                           276,679
        1,169,098   GNMA
                    7.000%,  with various maturities to 2031                                      (c)          1,244,187

           24,637   GNMA
                    12.500%,  with various maturities to 2015                                     (c)             28,219
          234,287   GNMA
                    16.000%,  with various maturities to 2012                                     (c)            275,045
           90,385   GNMA
                    17.000%,  with various maturities to 2011                                     (c)            107,461
                                                                                                       -----------------
                                                                                                              57,910,331
                                                                                                       -----------------
                    TREASURIES -- 31.9%
        6,100,000   U.S. Treasury Note
                    1.625%, 2/28/2006                                                                          6,017,315
        4,300,000   U.S. Treasury Note
                    1.875%, 12/31/2005                                                                         4,262,710
        9,675,000   U.S. Treasury Note
                    2.000%, 8/31/2005                                                             (d)          9,637,209
        1,290,000   U.S. Treasury Note
                    2.250%, 2/15/2007                                                                          1,268,131
        5,330,000   U.S. Treasury Note
                    2.375%, 8/15/2006                                                             (d)          5,279,408
        2,645,000   U.S. Treasury Note
                    2.750%, 6/30/2006                                                                          2,637,872
        2,500,000   U.S. Treasury Note
                    3.125%, 10/15/2008                                                            (d)          2,473,340
        3,355,000   U.S. Treasury Note
                    3.375%, 11/15/2008                                                            (d)          3,345,958
        2,930,000   U.S. Treasury Note
                    6.125%, 8/15/2007                                                                          3,144,485
          750,000   U.S. Treasury Note
                    6.625%, 5/15/2007                                                                            809,092
                                                                                                       -----------------
                                                                                                              38,875,520
                                                                                                       -----------------
                    Total Bonds and Notes (Identified Cost $121,394,723)                                     121,483,374
                                                                                                       -----------------

    Principal
     Amount                                    Description                                                 Value (a)
------------------------------------------------------------------------------------------------------------------------
Short Term Investments -- 23.1%

$         455,020   Repurchase Agreement with Investors Bank & Trust Co. dated 12/31/2004 at 1.75% to be repurchased at $455,086 on 1/03/200$, collate 455,020 by
                    $442,868 Small Business Association Bond, 5.375% due 8/25/2016
                    valued at $477,771
           34,980   Bank of America, 2.26%, due 2/15/2005                                         (e)             34,980
          874,497   Bank of America, 2.27%, due 1/18/2005                                         (e)            874,497
          874,497   Bank of Montreal, 2.125%, due 2/02/2005                                       (e)            874,497
        1,987,446   Bank of Montreal, 2.26%, due 1/28/2005                                        (e)          1,987,446
          874,497   Bank of Nova Scotia, 2.33%, due 1/13/2005                                     (e)            874,497
          349,798   BGI Institutional Money Market Fund                                           (e)            349,798
          699,597   BNP Paribas, 2.295%, due 2/23/2005                                            (e)            699,597
          349,798   Calyon, 2.27%, due 1/20/2005                                                  (e)            349,798
        2,448,591   Calyon, 2.34%, due 2/02/2005                                                  (e)          2,448,591
          165,280   Calyon, 2.435%, due 3/16/2005                                                 (e)            165,280
          524,698   Federal Home Loan Bank, 2.184%, due 1/05/2005                                 (e)            524,698
          853,509   Fortis Bank, 2.14%, due 1/12/2005                                             (e)            853,509
          874,497   Fortis Bank, 2.20%, due 2/11/2005                                             (e)            874,497
        1,528,620   Goldman Sachs Group Inc., 2.353%, due 1/03/2005                               (e)          1,528,620
          349,798   HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005                          (e)            349,798
          349,799   Lloyds TSB Bank, 2.28%, due 2/02/2005                                         (e)            349,799
          218,088   Merrill  Lynch Premier Institutional Fund                                     (e)            218,088
        1,049,396   Merrimac Cash Fund-Premium Class                                              (e)          1,049,396
          174,899   Ranger Funding, 2.271%, due 1/14/2005                                         (e)            174,899
        1,399,195   Royal Bank of Canada, 2.25%, due 1/19/2005                                    (e)          1,399,195
          874,497   Royal Bank of Scotland, 2.36%, due 2/17/2005                                  (e)            874,497
        7,710,000   U.S. Treasury Bill, 1.925%, due 1/13/2005                                     (f)          7,705,053
        2,310,000   U.S. Treasury Bill, 1.935%, due 1/13/2005                                     (f)          2,308,510
          349,798   Wells Fargo, 2.27%, due 1/25/2005                                             (e)            349,798
          524,699   Wells Fargo, 2.32%, due 1/14/2005                                             (e)            524,699
                                                                                                       -----------------
                    Total Short Term Investments (Identified Cost $28,199,057)                                28,199,057
                                                                                                       -----------------

                    Total Investments -- 122.6%
                    (Identified Cost $149,593,780) (b)                                                       149,682,431
                    Other assets less liabilities                                                            (27,604,414)
                                                                                                       -----------------
                    Total Net Assets -- 100%                                                           $     122,078,017
                                                                                                       =================

(a) Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, pursuant to procedures approved by the Board of Trustees.

(b) At December 31, 2004, the net unrealized depreciation on investments based on cost of $149,865,578 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments
         in which there is an excess of value over tax cost                     $ 666,223
         Aggregate gross unrealized depreciation for all investments
         in which there is an excess of tax cost over value                      (849,370)
                                                                                ---------
         Net unrealized depreciation                                            $(183,147)
                                                                                =========

(c) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(d)      All or a portion of this security was on loan to brokers at December
         31, 2004.

(e)      Represents investments of securities lending collateral.

(f)      Rate is yield to maturity.

FHLMC    Federal Home Loan Mortgage Corporation

FNMA     Federal National Mortgage Association

GNMA     Government National Mortgage Association

TBA To Be Announced. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

         LOOMIS SAYLES MUNICIPAL INCOME FUND -- SCHEDULE OF INVESTMENTS

Investments as of December 31, 2004 (unaudited)

 PRINCIPAL
  Amount         Description                                                                                  Value (a)
---------------------------------------------------------------------------------------------------------------------------
Tax Exempt Obligations -- 97.3% of Total Net Assets
                 ARIZONA -- 0.9%
  1,000,000      Maricopa County, AZ, Pollution Control Corp., Public Service Co. of New Mexico,
                 4.000%, 1/01/2038                                                                                1,007,770
                                                                                                           ----------------

                 CALIFORNIA -- 10.0%
  1,000,000      California Health Facilities Financing Authority, Multiple Obligors,
                 4.950%, 7/01/2026                                                                                1,045,440
  2,000,000      California State,
                 5.125%, 6/01/2027                                                                                2,064,320
  1,000,000      California State Economic Recovery,
                 5.000%, 7/01/2023                                                                                1,080,940
  4,000,000      California State Public Works Board, Coalinga State Hospital,
                 5.000%, 6/01/2010                                                                                4,350,560
  3,000,000      Sacramento, CA, Power Authority,
                 6.000%, 7/01/2022                                                                                3,157,650
                                                                                                           ----------------
                                                                                                                 11,698,910
                                                                                                           ----------------
                 COLORADO -- 1.8%
  2,000,000      Denver, CO, City & County Airport,
                 5.250%, 11/15/2023, (MBIA insured)                                                               2,129,420
                                                                                                           ----------------

                 DISTRICT OF COLUMBIA -- 4.2%
  1,700,000      District of Columbia,
                 5.500%, 6/01/2014                                                                                1,881,594
  3,000,000      Metropolitan Washington D.C. Airports Authority,
                 5.125%, 10/01/2029, (FGIC insured)                                                               3,070,860
                                                                                                           ----------------
                                                                                                                  4,952,454
                                                                                                           ----------------
                 FLORIDA -- 5.2%

  1,000,000      Broward County, FL, Resource Recovery, Wheelabrator South Broward,
                 5.000%, 12/01/2007                                                                               1,067,300
  1,750,000      Coral Gables, FL, Health Facilities Authority, Multiple Obligors,
                 5.000%, 8/15/2034                                                                                1,897,157
  3,000,000      Highlands County, FL, Health Facilities Authority, Multiple Obligors,
                 5.375%, 11/15/2035                                                                               3,081,720
                                                                                                           ----------------
                                                                                                                  6,046,177
                                                                                                           ----------------
                 ILLINOIS -- 6.7%
  1,000,000      Chicago, IL, Skyway Toll Bridge,
                 5.375%, 1/01/2011                                                                                1,071,230
  2,000,000      Illinois Educational Facilities Authority, University of Chicago,
                 5.000%, 7/01/2033                                                                                2,038,780
  1,500,000      Illinois State,
                 5.400%, 12/01/2020, (MBIA insured)                                                               1,649,130
  3,000,000      Metropolitan Pier & Exposition Authority, IL,
                 5.250%, 6/15/2042, (MBIA insured)                                                                3,124,440
                                                                                                           ----------------
                                                                                                                  7,883,580
                                                                                                           ----------------
                 INDIANA -- 1.8%
  2,000,000      Indianapolis, IN, Local Public Improvement Bond Bank,

                 5.250%, 7/01/2033, (MBIA insured)                                                                2,089,280
                                                                                                           ----------------

                 LOUISIANA -- 3.4%
  4,000,000      Desoto Parish, LA, Environmental Improvement,
                 5.000%, 11/01/2018                                                                               4,036,840
                                                                                                           ----------------

                 MICHIGAN -- 6.4%
  1,000,000      Michigan State Comprehensive Transportation,
                 5.250%, 5/15/2022                                                                                1,081,620
  2,850,000      Michigan State Hospital Finance Authority, Henry Ford Health System,
                 5.500%, 3/01/2014                                                                                3,107,555
  1,100,000      Michigan State Hospital Finance Authority, Oakwood Obligated Group,
                 5.500%, 11/01/2014                                                                               1,203,598
  2,000,000      University of Michigan,
                 5.250%, 12/01/2020                                                                               2,108,300
                                                                                                           ----------------
                                                                                                                  7,501,073
                                                                                                           ----------------

                 MINNESOTA -- 1.8%
  2,000,000      Minnesota State Municipal Power Agency,
                 5.250%, 10/01/2024                                                                               2,143,160
                                                                                                           ----------------

                 MISSISSIPPI -- 4.6%
  2,000,000      Lowndes County, MS, Solid Waste Disposal & Pollution Control,
                 6.700%, 4/01/2022                                                                                2,379,240
  2,500,000      Lowndes County, MS, Solid Waste Disposal & Pollution Control,
                 6.800%, 4/01/2022                                                                                3,002,600
                                                                                                           ----------------
                                                                                                                  5,381,840
                                                                                                           ----------------

                 NEW JERSEY -- 1.8%
  1,000,000      New Jersey Economic Development Authority,
                 5.500%, 6/15/2024                                                                                1,023,860
  1,000,000      New Jersey Health Care Facilities Financing Authority, Catholic Health East,
                 5.375%, 11/15/2033                                                                               1,029,960
                                                                                                           ----------------
                                                                                                                  2,053,820
                                                                                                           ----------------
                 NEW YORK -- 14.9%
  3,000,000      New York State Dormitory Authority,
                 5.500%, 5/15/2013                                                                                3,377,880
  2,740,000      New York State Dormitory Authority,
                 5.750%, 7/01/2013                                                                                3,099,104
  1,000,000      New York State Dormitory Authority, Rockefeller University,
                 5.000%, 7/01/2032                                                                                1,027,640
  3,000,000      New York State Municipal Bond Bank Agency,
                 5.250%, 6/01/2020                                                                                3,234,240
  2,000,000      New York, NY,
                 4.250%, 5/15/2019                                                                                1,991,400
  2,000,000      New York, NY,
                 6.000%, 1/15/2020                                                                                2,303,440
  1,400,000      New York, NY, City Health & Hospital Corp.,
                 5.000%, 2/15/2020                                                                                1,480,514
  1,000,000      Triborough Bridge & Tunnel Authority,
                 5.000%, 1/01/2032                                                                                1,017,090
                                                                                                           ----------------
                                                                                                                 17,531,308
                                                                                                           ----------------

                 NORTH CAROLINA -- 1.2%
  1,300,000      North Carolina Eastern Municipal Power Agency,
                 5.500%, 1/01/2012                                                                                1,424,501
                                                                                                           ----------------

                 OREGON -- 5.2%
  1,750,000      Multnomah County, OR, Hospital Facilities Authority, Providence Health System,
                 5.250%, 10/01/2012                                                                               1,945,930
  4,000,000      Western Generation Agency,
                 7.400%, 1/01/2016                                                                   (c)          4,105,080
                                                                                                           ----------------
                                                                                                                  6,051,010
                                                                                                           ----------------

                 PENNSYLVANIA -- 7.4%
  3,000,000      Pennsylvania Economic Development Financing Authority,
                 6.600%, 1/01/2019                                                                                3,033,660
  5,000,000      Pennsylvania State Industrial Development Authority,
                 5.500%, 7/01/2019, (AMBAC insured)                                                               5,618,500
                                                                                                           ----------------
                                                                                                                  8,652,160
                                                                                                           ----------------

                 PUERTO RICO -- 2.8%
  1,000,000      Puerto Rico Commonwealth Infrastructure Financing Authority,
                 5.500%, 10/01/2040                                                                               1,088,260
  2,000,000      Puerto Rico Public Finance Corp.,
                 5.750%, 8/01/2027                                                                                2,230,620
                                                                                                           ----------------
                                                                                                                  3,318,880
                                                                                                           ----------------

                 SOUTH CAROLINA -- 2.7%
  3,000,000      Greenville County, SC, School District,
                 5.500%, 12/01/2028                                                                               3,198,060
                                                                                                           ----------------

                 SOUTH DAKOTA -- 1.1%
  1,250,000      South Dakota Health & Educational Facilities Authority, Sioux Valley Hospital,
                 5.250%, 11/01/2027                                                                               1,271,013
                                                                                                           ----------------

                 TENNESSEE -- 4.3%
  2,500,000      Maury County, TN, Industrial Development Board, Saturn Corp./General Motors Corp.,
                 6.500%, 9/01/2024                                                                                2,566,750
  1,500,000      Tennessee Housing Development Agency,
                 5.200%, 7/01/2023                                                                                1,573,935
    890,000      Tennessee Housing Development Agency, Homeownership Program,
                 5.150%, 7/01/2022                                                                                  924,060
                                                                                                           ----------------
                                                                                                                  5,064,745
                                                                                                           ----------------

                 TEXAS -- 7.2%
  2,000,000      Dallas-Fort Worth, TX, International Airport,
                 5.500%, 11/01/2033                                                                               2,095,180
  1,975,000      El Paso, TX,
                 5.875%, 8/15/2017                                                                                2,134,086
  1,000,000      Katy, TX, Independent School District,
                 5.125%, 2/15/2020                                                                                1,069,630
  3,000,000      Lewisville, TX, Independent School District,
                 5.250%, 8/15/2027                                                                                3,137,580
                                                                                                           ----------------
                                                                                                                  8,436,476
                                                                                                           ----------------

                 WASHINGTON -- 1.9%
  2,000,000      Energy Northwest, WA, Electric, Project No. 1,
                 5.500%, 7/01/2014                                                                                2,275,560
                                                                                                           ----------------
                 Total Tax Exempt Obligations
                 (Identified Cost $109,048,192)                                                                 114,148,037
                                                                                                           ----------------

SHORT TERM INVESTMENT -- 1.6% OF TOTAL NET ASSETS

 PRINCIPAL
  Amount         Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------
  1,904,219      Repurchase Agreement with Investors Bank & Trust Co. dated 12/31/2004 at 1.75%
                 to be repurchased at $1,904,497 on 1/03/2005, collateralized by $1,985,971 Federal
                 Home Loan Mortgage Bond, 2.902%, due on 4/15/2028 valued at $2,000,550                           1,904,219
                                                                                                           ----------------
                 Total Short Term Investment
                 (Cost $1,904,219)                                                                                1,904,219
                                                                                                           ----------------
                 Total Investments -- 98.9%
                 (Identified Cost $110,952,411) (b)                                                             116,052,256
                 Other assets less liabilities                                                                    1,332,457
                                                                                                           ----------------
                 Total Net Assets -- 100.0%                                                                $    117,384,713
                                                                                                           ================

(a) Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, pursuant to procedures approved by the Board of Trustees.

(b) At December 31, 2004, the net unrealized appreciation on investments based on cost of $110,553,001 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in which
         there is an excess of value over tax cost                                        $ 5,585,464
         Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                                            (86,209)
                                                                                          -----------
         Net unrealized appreciation                                                      $ 5,499,255
                                                                                          ===========

(c) Illiquid security. At December 31, 2004, the value of these securities amounted to $4,105,080 or 3.5% of net assets.

AMBAC    American Municipal Bond Assurance Corp.

FGIC     Financial Guarantee Insurance Company

MBIA     Municipal Bond Investors Assurance Corp.

              LOOMIS SAYLES RESEARCH FUND - SCHEDULE OF INVESTMENTS

INVESTMENTS AS OF DECEMBER 31, 2004 (UNAUDITED)

SHARES                      DESCRIPTION                                                                       VALUE (a)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.8% OF TOTAL NET ASSETS

                            AEROSPACE & DEFENSE - 3.8%
        12,400              Honeywell International, Inc.                                                  $        439,084
         4,725              United Technologies Corp.                                                               488,329
                                                                                                           ----------------
                                                                                                                    927,413
                                                                                                           ----------------

                            AUTO COMPONENTS - 1.0%
         4,050              Johnson Controls, Inc.                                                                  256,932
                                                                                                           ----------------

                            BEVERAGES - 1.4%
         6,800              PepsiCo, Inc.                                                                           354,960
                                                                                                           ----------------

                            BIOTECHNOLOGY - 2.5%
         3,200              Biogen Idec, Inc. (c)                                                                   213,152
         3,750              Genentech, Inc. (c)                                                                     204,150
         5,400              Gilead Sciences, Inc. (c)                                                               188,946
                                                                                                           ----------------
                                                                                                                    606,248
                                                                                                           ----------------

                            CAPITAL MARKETS - 6.0%
         3,800              Franklin Resources, Inc.                                                                264,670
         4,575              Goldman Sachs Group, Inc.                                                               475,983
         4,375              Investors Financial Services Corp.                                                      218,662
         6,000              Lehman Brothers Holdings, Inc.                                                          524,880
                                                                                                           ----------------
                                                                                                                  1,484,195
                                                                                                           ----------------

                            CHEMICALS - 2.2%
        12,475              Lyondell Chemical Co.                                                                   360,777
         4,250              Praxair, Inc.                                                                           187,638
                                                                                                           ----------------
                                                                                                                    548,415
                                                                                                           ----------------

                            COMMERCIAL BANKS - 2.8%
         5,225              TCF Financial Corp.                                                                     167,932
        16,775              U.S. Bancorp                                                                            525,393
                                                                                                           ----------------
                                                                                                                    693,325
                                                                                                           ----------------

                            COMMUNICATIONS EQUIPMENT - 2.6%
         9,450              Juniper Networks, Inc. (c)                                                              256,945
         9,050              QUALCOMM, Inc.                                                                          383,720
                                                                                                           ----------------
                                                                                                                    640,665
                                                                                                           ----------------

                            COMPUTERS & PERIPHERALS - 5.6%
         4,150              Apple Computer, Inc. (c)                                                                267,260
        13,325              Dell, Inc. (c)                                                                          561,515
         2,475              Lexmark International Group, Inc., Class A (c)                                          210,375
        10,450              Network Appliance, Inc. (c)                                                             347,149
                                                                                                           ----------------
                                                                                                                  1,386,299
                                                                                                           ----------------

                            CONSUMER FINANCE - 5.2%
         6,350              Capital One Financial Corp.                                                             534,734
        14,175              Providian Financial Corp. (c)                                                           233,462
         9,375              SLM Corp.                                                                               500,531
                                                                                                           ----------------
                                                                                                                  1,268,727
                                                                                                           ----------------

                            DIVERSIFIED FINANCIAL SERVICES - 1.0%
         2,875              Moody's Corp.                                                                           249,694
                                                                                                           ----------------

                            DIVERSIFIED TELECOMMUNICATION SERVICES - 3.5%
        11,975              BellSouth Corp.                                                                         332,785
         7,550              CenturyTel, Inc.                                                                        267,799
         9,925              SBC Communications, Inc.                                                                255,767
                                                                                                           ----------------
                                                                                                                    856,351
                                                                                                           ----------------

                            ELECTRIC UTILITIES - 3.1%
        10,750              Exelon Corp.                                                                            473,752
         8,475              PG&E Corp. (c)                                                                          282,048
                                                                                                           ----------------
                                                                                                                    755,800
                                                                                                           ----------------

                            ENERGY EQUIPMENT & SERVICES - 1.2%
         7,750              Halliburton Co.                                                                         304,110
                                                                                                           ----------------

                            FOOD & STAPLES RETAILING - 2.2%
         6,775              CVS Corp.                                                                               305,349
         2,600              Whole Foods Market, Inc.                                                                247,910
                                                                                                           ----------------
                                                                                                                    553,259
                                                                                                           ----------------

                            HEALTHCARE EQUIPMENT & SUPPLIES - 3.7%
         3,700              Kinetic Concepts, Inc. (c)                                                              282,310
         8,475              St. Jude Medical, Inc. (c)                                                              355,357
         3,550              Zimmer Holdings, Inc. (c)                                                               284,426
                                                                                                           ----------------
                                                                                                                    922,093
                                                                                                           ----------------

                            HEALTHCARE PROVIDERS & SERVICES - 5.4%
         2,550              Aetna, Inc.                                                                             318,113
         7,125              Caremark Rx, Inc. (c)                                                                   280,939
         4,950              UnitedHealth Group, Inc.                                                                435,748
         2,525              Wellpoint Inc. (c)                                                                      290,375
                                                                                                           ----------------
                                                                                                                  1,325,175
                                                                                                           ----------------

                            HOTELS, RESTAURANTS & LEISURE - 3.9%
         7,625              Carnival Corp.                                                                          439,429
         4,000              Royal Caribbean Cruises Ltd.                                                            217,760
         4,750              Starbucks Corp. (c)                                                                     296,210
                                                                                                           ----------------
                                                                                                                    953,399
                                                                                                           ----------------

                            HOUSEHOLD PRODUCTS - 2.9%
        12,800              Procter & Gamble Co.                                                                    705,024
                                                                                                           ----------------

                            INDUSTRIAL CONGLOMERATES - 7.0%
        32,300              General Electric Co.                                                                  1,178,950
        15,550              Tyco International Ltd.                                                                 555,757
                                                                                                           ----------------
                                                                                                                  1,734,707
                                                                                                           ----------------

                            INSURANCE - 5.4%
        10,175              American International Group, Inc.                                                      668,192
         2,350              Everest Re Group Ltd.                                                                   210,466
         8,350              Prudential Financial, Inc.                                                              458,916
                                                                                                           ----------------
                                                                                                                  1,337,574
                                                                                                           ----------------

                            INTERNET SOFTWARE & SERVICES - 2.2%
         9,700              VeriSign, Inc. (c)                                                                      325,144
         5,450              Yahoo! Inc. (c)                                                                         205,356
                                                                                                           ----------------
                                                                                                                    530,500
                                                                                                           ----------------

                            IT SERVICES - 0.9%
         8,425              Accenture Ltd., Class A (c)                                                             227,475
                                                                                                           ----------------

                            MACHINERY - 1.1%
         4,900              Danaher Corp.                                                                           281,309
                                                                                                           ----------------

                            MEDIA - 1.4%
        10,750              DIRECTV Group, Inc., (The) (c)                                                          179,955
         4,825              Viacom, Inc., Class B                                                                   175,582
                                                                                                           ----------------
                                                                                                                    355,537
                                                                                                           ----------------

                            METALS & MINING - 1.1%
         6,400              CONSOL Energy, Inc.                                                                     262,720
                                                                                                           ----------------

                            MULTILINE RETAIL - 0.9%
         4,925              Nordstrom, Inc.                                                                         230,145
                                                                                                           ----------------

                            OIL & GAS - 6.1%
         4,875              ChevronTexaco Corp.                                                                     255,986
         2,475              ConocoPhillips                                                                          214,904
         2,725              EOG Resources, Inc.                                                                     194,456
        16,325              Exxon Mobil Corp.                                                                       836,820
                                                                                                           ----------------
                                                                                                                  1,502,166
                                                                                                           ----------------

                            PERSONAL PRODUCTS - 3.3%
         9,950              Avon Products, Inc.                                                                     385,065
         9,400              Gillette Co, (The)                                                                      420,932
                                                                                                           ----------------
                                                                                                                    805,997
                                                                                                           ----------------

                            PHARMACEUTICALS - 1.3%
        15,400              Schering-Plough Corp.                                                                   321,552
                                                                                                           ----------------

                            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
        10,675              Intel Corp.                                                                             249,688
         4,325              Maxim Integrated Products, Inc.                                                         183,337
        12,500              Texas Instruments, Inc.                                                                 307,750
                                                                                                           ----------------
                                                                                                                    740,775
                                                                                                           ----------------

                            SOFTWARE - 1.9%
        34,375              Oracle Corp. (c)                                                                        471,625
                                                                                                           ----------------

                            SPECIALTY RETAIL - 3.1%
        11,850              Home Depot, Inc.                                                                        506,469
         7,800              Staples, Inc.                                                                           262,938
                                                                                                           ----------------
                                                                                                                    769,407
                                                                                                           ----------------

                            TEXTILES APPAREL & LUXURY GOODS - 1.1%
         4,875              Coach, Inc. (c)                                                                         274,950
                                                                                                           ----------------

                            Total Common Stocks
                            (Identified Cost $20,638,133)                                                        24,638,523
                                                                                                           ----------------
                            Total Investments - 99.8%
                            (Identified Cost $20,638,133) (b)                                                    24,638,523
                            Other assets less liabilities -- 0.2%                                                    61,514
                                                                                                           ----------------
                            Total Net Assets -- 100%                                                       $     24,700,037
                                                                                                           ----------------

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)      At December 31, 2004, the unrealized appreciation on investments based on cost of $20,638,133 for federal income tax purposes was as follows:
         Aggregate gross unrealized appreciation for all investments in which
         there is an excess of value over tax cost                                        $ 4,074,478
         Aggregate gross unrealized depreciation for all investments in which
         there is an excess tax cost over value                                               (74,088)
                                                                                          -----------
         Net unrealized appreciation                                                      $ 4,000,390
                                                                                          ===========

(c)      Non-income producing security.

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES SMALL CAP GROWTH FUND

                                                                                            SHARES                  VALUE (a)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.1% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 5.6%
Argon ST, Inc. (c)                                                                           14,025             $         497,186
DRS Technologies, Inc. (c)                                                                   14,775                       631,040
Essex Corp. (c)                                                                              31,975                       647,494
                                                                                                                -----------------
                                                                                                                        1,775,720
                                                                                                                -----------------

BIOTECHNOLOGY - 1.5%
Dendreon Corp. (c)                                                                           19,450                       209,671
Idenix Pharmaceuticals, Inc. (c)                                                             11,700                       200,655
Incyte Corp. (c)                                                                              6,300                        62,937
                                                                                                                -----------------
                                                                                                                          473,263
                                                                                                                -----------------

BUILDING PRODUCTS - 1.8%
Simpson Manufacturing Co., Inc.                                                              16,300                       568,870
                                                                                                                -----------------

CAPITAL MARKETS - 2.0%
Affiliated Managers Group, Inc. (c)                                                           9,625                       651,998
                                                                                                                -----------------

COMMERCIAL BANKS - 4.2%
East West Bancorp, Inc.                                                                      13,075                       548,627
Silicon Valley Bancshares (c)                                                                 7,400                       331,668
Wintrust Financial Corp.                                                                      8,450                       481,312
                                                                                                                -----------------
                                                                                                                        1,361,607
                                                                                                                -----------------

COMMERCIAL SERVICES & SUPPLIES - 6.4%
Bright Horizons Family Solutions, Inc. (c)                                                    5,025                       325,419
Corporate Executive Board Co.                                                                 5,425                       363,149
CoStar Group, Inc. (c)                                                                        6,975                       322,106
Navigant Consulting, Inc. (c)                                                                26,800                       712,880
Universal Technical Institute, Inc. (c)                                                       8,325                       317,349
                                                                                                                -----------------
                                                                                                                        2,040,903
                                                                                                                -----------------

COMMUNICATIONS EQUIPMENT - 3.8%
AudioCodes Ltd. (c)                                                                          23,925                       397,394
F5 Networks, Inc. (c)                                                                        11,100                       540,792
NETGEAR, Inc. (c)                                                                            15,175                       276,033
                                                                                                                -----------------
                                                                                                                        1,214,219
                                                                                                                -----------------

COMPUTERS & PERIPHERALS - 1.6%
Brocade Communications Systems, Inc. (c)                                                     68,250                       521,430
                                                                                                                -----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
Cogent, Inc. (c)                                                                             11,775                       388,575
SpatiaLight, Inc. (c)                                                                        32,350                       289,533
                                                                                                                -----------------
                                                                                                                          678,108
                                                                                                                -----------------

FOOD & STAPLES RETAILING - 0.5%
United Natural Foods, Inc. (c)                                                                5,550                       172,605
                                                                                                                -----------------

HEALTHCARE EQUIPMENT & SUPPLIES - 7.9%
Advanced Medical Optics, Inc. (c)                                                             8,075                       332,206
Aspect Medical Systems, Inc. (c)                                                             13,100                       320,426
Given Imaging Ltd. (c)                                                                        6,875                       246,881
Intuitive Surgical, Inc. (c)                                                                  8,875                       355,177
Palomar Medical Technologies, Inc. (c)                                                       13,900                       362,373
Symmetry Medical, Inc. (c)                                                                   14,675                       308,909
Ventana Medical Systems, Inc. (c)                                                             9,275                       593,507
                                                                                                                -----------------
                                                                                                                        2,519,479
                                                                                                                -----------------

HEALTHCARE PROVIDERS & SERVICES - 10.8%
American Healthways, Inc. (c)                                                                13,900                       459,256
Centene Corp. (c)                                                                            13,800                       391,230

HealthTronics, Inc. (c)                                                                      26,350                       280,101
HealthExtras, Inc. (c)                                                                       32,975                       537,492
Matria Healthcare, Inc. (c)                                                                  13,875                       542,096
Psychiatric Solutions, Inc. (c)                                                              17,250                       630,660
United Surgical Partners International, Inc. (c)                                             14,350                       598,395
                                                                                                                -----------------
                                                                                                                        3,439,230
                                                                                                                -----------------

HOTELS, RESTAURANTS & LEISURE - 4.9%
Aztar Corp. (c)                                                                              14,100                       492,372
Ctrip.com International Ltd., ADR (c)                                                         5,975                       274,969
Isle of Capri Casinos, Inc. (c)                                                              17,275                       443,104
Pinnacle Entertainment, Inc. (c)                                                             18,050                       357,029
                                                                                                                -----------------
                                                                                                                        1,567,474
                                                                                                                -----------------

HOUSEHOLD DURABLES - 2.7%
Meritage Homes Corp. (c)                                                                      2,875                       324,013
Tempur-Pedic International, Inc. (c)                                                         24,975                       529,470
                                                                                                                -----------------
                                                                                                                          853,483
                                                                                                                -----------------

INTERNET & CATALOG RETAIL - 2.5%
Blue Nile, Inc. (c)                                                                           9,250                       255,485
GSI Commerce, Inc. (c)                                                                       15,150                       269,367
Provide Commerce, Inc. (c)                                                                    6,900                       256,335
                                                                                                                -----------------
                                                                                                                          781,187
                                                                                                                -----------------

INTERNET SOFTWARE & SERVICES - 4.8%
Jupitermedia Corp. (c)                                                                       28,925                       687,837
Netease.com, Inc. ADR (c)                                                                     6,375                       336,791
Niku Corp. (c)                                                                               25,875                       521,640
                                                                                                                -----------------
                                                                                                                        1,546,268
                                                                                                                -----------------

IT SERVICES - 1.8%
MPS Group, Inc. (c)                                                                           5,500                        67,430
Sapient Corp. (c)                                                                            65,525                       518,303
                                                                                                                -----------------
                                                                                                                          585,733
                                                                                                                -----------------

MACHINERY - 6.4%
Actuant Corp., Class A (c)                                                                    9,650                       503,247
American Science & Engineering, Inc. (c)                                                      8,525                       351,315
Bucyrus International, Inc., Class A                                                         13,625                       553,720
Joy Global, Inc.                                                                             14,325                       622,135
                                                                                                                -----------------
                                                                                                                        2,030,417
                                                                                                                -----------------

METALS & MINING - 1.0%
Commercial Metals Co.                                                                         6,550                       331,168
                                                                                                                -----------------

OIL & GAS - 2.6%
Denbury Resources, Inc. (c)                                                                  12,325                       338,321
Range Resources Corp.                                                                        22,725                       464,954
                                                                                                                -----------------
                                                                                                                          803,275
                                                                                                                -----------------

PHARMACEUTICALS - 0.8%
First Horizon Pharmaceutical Corp. (c)                                                       11,300                       258,657
                                                                                                                -----------------

ROAD & RAIL - 1.1%
Overnite Corp.                                                                                9,425                       350,987
                                                                                                                -----------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
FormFactor, Inc. (c)                                                                         20,850                       565,869
Sigmatel, Inc. (c)                                                                           14,675                       521,403
Silicon Image, Inc. (c)                                                                      18,900                       311,094
Tessera Technologies, Inc. (c)                                                                8,125                       302,331
                                                                                                                -----------------
                                                                                                                        1,700,697
                                                                                                                -----------------

SOFTWARE - 5.5%
Bottomline Technologies, Inc. (c)                                                            19,825                       287,264
Macromedia, Inc. (c)                                                                         16,625                       517,370
RSA Security, Inc. (c)                                                                       25,350                       508,521
TIBCO Software, Inc. (c)                                                                     27,975                       373,187
Ultimate Software Group, Inc. (c)                                                             4,650                        58,962
                                                                                                                -----------------
                                                                                                                        1,745,304
                                                                                                                -----------------

SPECIALTY RETAIL - 1.0%
Guitar Center, Inc. (c)                                                                       6,200                       326,678
                                                                                                                -----------------

TELECOMMUNICATIONS - WIRELESS - 1.5%
Alamosa Holdings, Inc. (c)                                                                   39,400                       491,318
                                                                                                                -----------------

TEXTILES APPAREL & LUXURY GOODS - 1.0%
Quiksilver, Inc. (c)                                                                         10,375                       309,071
                                                                                                                -----------------

TOTAL COMMON STOCKS
(Identified Cost $24,577,796)                                                                                          29,099,149
                                                                                                                -----------------

                                                                                      PRINCIPAL AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%

Repurchase Agreement with State Street Corp., dated
12/31/2004 at 0.900% to be repurchased at $194,015
on 01/03/2005 collateralized by $200,000 U.S. Treasury Note,
3.375% due 12/15/2008 with a value of $199,750.                                           $ 194,000                       194,000
                                                                                                                -----------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $194,000)                                                                                                194,000
                                                                                                                -----------------

TOTAL INVESTMENTS - 91.7%
(Identified Cost $24,771,796) (b)                                                                                      29,293,149
Other assets less liabilities -- 8.3%                                                                                   2,637,883
                                                                                                                -----------------
TOTAL NET ASSETS -- 100%                                                                                        $      31,931,032
                                                                                                                =================

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees.

(b)      At December 31, 2004, the unrealized appreciation on investments based on cost of $24,771,796 for federal income tax purposes was as follows:
         Aggregate gross unrealized appreciation for all investments in which
         there is an excess of value over tax cost                                          $ 4,605,928
         Aggregate gross unrealized depreciation for all investments in which
         there is an excess tax cost over value                                                 (84,575)
                                                                                            -----------
         Net unrealized appreciation                                                        $ 4,521,353
                                                                                            ===========

(c)      Non-income producing security.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading exchanges not located in the United States.

         LOOMIS SAYLES STRATEGIC INCOME FUND -- SCHEDULE OF INVESTMENTS

INVESTMENTS AS OF DECEMBER 31, 2004
(UNAUDITED)

     PRINCIPAL
      AMOUNT          DESCRIPTION                                                                                    VALUE (a)
--------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 87.0% OF TOTAL NET ASSETS
                      CONVERTIBLE BONDS -- 3.0%
                      CANADA -- 0.8%
          5,750,000   Nortel Networks Corp., Guaranteed Senior Note
                      4.250%,  9/01/2008                                                                               5,591,875
          1,500,000   Rogers Communications, Inc., Note
                      2.000%,  11/26/2005                                                                              1,473,750
            433,000   TELUS Corp., Note
                      6.750%,  6/15/2010,  (CAD)                                                                         393,882
                                                                                                                   -------------
                                                                                                                       7,459,507
                                                                                                                   -------------

                      UNITED KINGDOM -- 0.5%
          3,270,000   Colt Telecom Group PLC, Note
                      2.000%,  4/03/2007,  (EUR)                                                                       5,182,373
                                                                                                                   -------------

                      UNITED STATES -- 1.7%
          1,819,000   Amkor Technology, Inc., Note
                      5.000%,  3/15/2007                                                         (c)                   1,714,407
            200,000   Builders Transport, Inc., Subordinated Note
                      6.500%,  5/01/2011                                                         (d)(e)(f)(g)(h)              20
          1,000,000   Builders Transport, Inc., Subordinated Note
                      8.000%,  8/15/2005                                                         (d)(e)(f)(g)(h)             100
            400,000   Corning, Inc., Senior Note
                      3.500%,  11/01/2008                                                                                485,500
            194,000   Dixie Group, Inc., Subordinated Note
                      7.000%,  5/15/2012                                                                                 184,785
          2,400,000   Inhale Therapeutic Systems, Inc., Subordinated Note
                      3.500%,  10/17/2007                                                                              2,331,000
            745,000   Kulicke & Soffa Industries, Inc., Subordinated Note, Convertible
                      0.500%,  11/30/2008                                                        (c)                     601,587
          2,822,000   Maxtor Corp., Subordinated Note
                      5.750%,  3/01/2012                                                         (h)                   2,433,975
            625,000   Nextel Communications, Inc., Senior Note
                      5.250%,  1/15/2010                                                         (c)                     639,844
            500,000   Preston Corp., Subordinated Note
                      7.000%,  5/01/2011                                                                                 455,625
          2,240,000   Regeneron Pharmaceuticals, Inc., Subordinated Note
                      5.500%,  10/17/2008                                                                              2,167,200
            311,000   Richardson Electronics, Ltd., Subordinated Note
                      7.250%,  12/15/2006                                                                                312,555
          4,925,000   Vertex Pharmaceuticals, Inc., Note, 144A
                      5.750%,  2/15/2011                                                                               4,968,094
                                                                                                                   -------------
                                                                                                                      16,294,692
                                                                                                                   -------------

                      Total Convertible Bonds
                      (Identified Cost $26,268,708)                                                                   28,936,572
                                                                                                                   -------------

                      NON-CONVERTIBLE BONDS -- 84.0%
                      ARGENTINA -- 0.3%
          2,405,000   Pecom Energia SA, Note, 144A
                      8.125%,  7/15/2010                                                                               2,471,137
          3,500,000   Republic of Argentina
                      8.875%,  3/01/2029                                                         (g)                     896,280
                                                                                                                   -------------
                                                                                                                       3,367,417
                                                                                                                   -------------

                      BRAZIL -- 1.8%
            128,124   Republic of Brazil
                      8.000%,  4/15/2014                                                                                 131,083
          5,055,000   Republic of Brazil
                      8.250%,  1/20/2034                                                                               4,921,042

          6,000,000   Republic of Brazil
                      8.875%,  4/15/2024                                                                               6,210,000
          5,808,000   Republic of Brazil
                      10.125%,  5/15/2027                                                                              6,612,408
                                                                                                                   -------------
                                                                                                                      17,874,533
                                                                                                                   -------------

                      CANADA -- 13.4%
            575,000   Bombardier Capital Funding, LP, Note
                      6.750%,  5/14/2009,  (GBP)                                                                       1,044,079
          2,000,000   Calpine Canada Energy Finance ULC, Note
                      8.750%,  10/15/2007,  (CAD)                                                                      1,363,655
         14,000,000   Canadian Government
                      4.250%,  9/01/2008,  (CAD)                                                                      11,962,483
          7,210,000   Canadian Government
                      4.500%,  9/01/2007,  (CAD)                                                                       6,192,453
         13,540,000   Canadian Government
                      6.000%,  9/01/2005,  (CAD)                                                                      11,506,720
         18,000,000   Canadian Government
                      6.000%,  6/01/2008,  (CAD)                                                                      16,219,682
          3,550,000   Nortel Networks Corp., Note
                      6.875%,  9/01/2023                                                                               3,337,000
          5,990,000   Province of British Columbia
                      5.250%,  12/01/2006,  (CAD)                                                                      5,181,040
          4,240,000   Province of British Columbia
                      6.000%,  6/09/2008,  (CAD)                                                                       3,809,954
         13,000,000   Province of Manitoba
                      4.450%,  12/01/2008,  (CAD)                                                                     11,139,692
          6,685,000   Province of Manitoba
                      5.750%,  6/02/2008,  (CAD)                                                                       5,957,385
          1,525,000   Province of Ontario
                      3.500%,  9/08/2006,  (CAD)                                                                       1,279,927
         17,000,000   Province of Ontario
                      5.700%,  12/01/2008,  (CAD)                                                                     15,197,306
          6,240,000   Province of Ontario
                      5.900%,  3/08/2006,  (CAD)                                                                       5,374,759
          2,525,000   Rogers Wireless Communications, Inc., Senior Secured Note
                      6.375%,  3/01/2014                                                                               2,499,750
          8,500,000   Rogers Wireless Communications, Inc.,144A
                      7.625%,  12/15/2011,  (CAD)                                                                      7,368,104
         18,470,000   Saskatchewan Province
                      5.500%,  6/02/2008,  (CAD)                                                                      16,343,566
          8,500,000   Saskatchewan Province, Zero Coupon
                      4/10/2014,  (CAD)                                                                                4,505,675
                                                                                                                   -------------
                                                                                                                     130,283,230
                                                                                                                   -------------

                      CAYMAN ISLANDS -- 0.5%
          1,000,000   Enersis SA, Cayman Island, Note,  (yankee)
                      7.400%,  12/01/2016                                                                              1,093,984
          3,905,000   Vale Overseas, Ltd., Note
                      8.250%,  1/17/2034                                                                               4,110,012
                                                                                                                   -------------
                                                                                                                       5,203,996
                                                                                                                   -------------

                      CHILE -- 1.3%
          4,875,000   Empresa Nacional de Electricidad SA, Chile, Note
                      7.875%,  2/01/2027                                                                               5,166,364
            250,000   Empresa Nacional de Electricidad SA, Chile, Note
                      8.350%,  8/01/2013                                                                                 289,690
          1,700,000   Empresa Nacional de Electricidad SA, Chile, Note
                      8.625%,  8/01/2015                                                                               2,035,602
          4,525,000   Enersis SA, Chile, Note
                      7.375%,  1/15/2014                                                                               4,931,680
                                                                                                                   -------------
                                                                                                                      12,423,336
                                                                                                                   -------------

                      DOMINICAN REPUBLIC -- 0.3%
          3,390,000   Dominican Republic, 144A
                      9.040%,  1/23/2013                                                                               2,805,225
                                                                                                                   -------------

                      MALAYSIA -- 0.6%
          5,200,000   Tenaga Nasional Berhad, Note, 144A
                      7.500%,  11/01/2025                                                                              6,103,188
                                                                                                                   -------------

                      MEXICO -- 4.5%
          3,905,000   Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Note, (yankee)
                      11.750%,  6/15/2009                                                        (i)                   3,978,219
          4,350,000   Petroleos Mexicanos, Global Guaranteed Note,  (yankee)
                      9.500%,  9/15/2027                                                                               5,459,250
          3,000,000   Petroleos Mexicanos, Note, 144A, (MTN), (FRN),  (yankee)
                      8.625%,  12/01/2023                                                                              3,475,500
        358,200,000   United Mexican States
                      9.000%,  12/20/2012,  (MXN)                                                                     30,952,978
                                                                                                                   -------------
                                                                                                                      43,865,947
                                                                                                                   -------------

                      NORWAY -- 0.6%
         10,000,000   Kingdom of Norway
                      5.500%,  5/15/2009,  (NOK)                                                                       1,801,967
         22,740,000   Kingdom of Norway
                      6.750%,  1/15/2007,  (NOK)                                                                       4,060,741
                                                                                                                   -------------
                                                                                                                       5,862,708
                                                                                                                   -------------

                      PHILIPPINES -- 0.7%
          2,000,000   Bangko Sentral Ng Pilipinas, Note,  (yankee)
                      8.600%,  6/15/2027                                                                               1,740,000
          3,700,000   Philippine Long Distance Telephone Co., Note, (MTN)
                      8.350%,  3/06/2017                                                                               3,404,000
          1,898,625   Quezon Power (Philippines) Ltd., Senior Secured Note,  (yankee)
                      8.860%,  6/15/2017                                                                               1,775,214
                                                                                                                   -------------
                                                                                                                       6,919,214
                                                                                                                   -------------

                      REPUBLIC OF KOREA -- 0.0%
            300,000   Samsung Electronics Co., Ltd., 144A
                      7.700%,  10/01/2027                                                                                338,762
                                                                                                                   -------------

                      SINGAPORE -- 0.1%
          1,050,000   SP PowerAssets, Ltd., Series E, Note, (MTN)
                      3.730%,  10/22/2010,  (SGD)                                                                        680,678
                                                                                                                   -------------

                      SOUTH AFRICA -- 0.2%
         11,405,000   Republic of South Africa
                      12.500%,  12/21/2006,  (ZAR)                                                                     2,188,227
                                                                                                                   -------------

                      SUPRANATIONAL -- 3.0%
         80,000,000   Inter-American Development Bank, Series E, Note, (MTN)
                      Zero Coupon, 5/11/2009,  (BRL)                                             (h)                  15,876,506
         22,300,000   International Bank for Reconstruction & Development, Note, (MTN)
                      Zero Coupon, 8/20/2007,  (NZD)                                                                  13,633,437
                                                                                                                   -------------
                                                                                                                      29,509,943
                                                                                                                   -------------

                      SWEDEN -- 2.3%
        132,265,000   Kingdom of Sweden
                      6.500%,  5/05/2008,  (SEK)                                                                      22,077,636
                                                                                                                   -------------

                      UNITED KINGDOM -- 0.8%
          3,605,000   NTL CABLE PLC, Note, 144A
                      9.750%,  4/15/2014,  (GBP)                                                                       7,374,954
                                                                                                                   -------------

                      UNITED STATES -- 50.3%
          5,565,000   AES Corp. (The), Note
                      8.375%,  3/01/2011,  (GBP)                                                                      11,304,652
          4,020,000   AES Corp. (The), Senior Note
                      7.750%,  3/01/2014                                                                               4,361,700
          1,975,000   AES Corp. (The), Senior Subordinated Note
                      8.875%,  11/01/2027                                                                              2,098,437
          6,790,000   AK Steel Corp., Guaranteed Senior Note
                      7.750%,  6/15/2012                                                                               6,993,700
          1,750,000   Altria Group, Inc., Note
                      7.000%,  11/04/2013                                                                              1,896,211
            750,000   American Airlines, Inc., Series 1999-1, Class A2
                      7.024%,  10/15/2009                                                                                771,610
          9,853,000   American President Cos., Ltd., Senior Note
                      8.000%,  1/15/2024                                                                              10,567,342
          4,610,000   Amkor Technology, Inc., Senior Note
                      7.125%,  3/15/2011                                                         (c)                   4,333,400

            475,000   Amkor Technology, Inc., Senior Note
                      7.750%,  5/15/2013                                                         (c)                     446,500
            500,000   Amkor Technology, Inc., Senior Subordinated Note
                      10.500%,  5/01/2009                                                        (c)                     500,000
          8,000,000   ASIF Global Financing, Note, 144A
                      2.380%,  2/26/2009,  (SGD)                                                                       4,903,623
          3,154,807   Atlas Air Inc.
                      9.057%,  1/02/2014                                                                               2,744,682
          8,251,844   Atlas Air, Inc., Series 1998-1, Class 1A
                      7.380%,  1/02/2018                                                                               8,040,762
          9,258,941   Atlas Air, Inc., Series 1998-1, Class 1B
                      7.680%,  1/02/2014                                                                               6,929,762
          3,899,056   Atlas Air, Inc., Series 1999-1, Class A1
                      7.200%,  1/02/2019                                                                               3,804,571
            482,208   Atlas Air, Inc., Series 1999-1, Class A2
                      6.880%,  7/02/2009                                                                                 465,034
          3,456,920   Atlas Air, Inc., Series 1999-1, Class B
                      7.630%,  1/02/2015                                                                               2,551,185
            860,346   Atlas Air, Inc., Series 2000-1, Class A
                      8.707%,  1/02/2019                                                                                 869,802
            800,000   Bausch & Lomb, Inc., Note
                      7.125%,  8/01/2028                                                                                 852,398
          7,664,000   Borden Chemical, Inc., Note
                      7.875%,  2/15/2023                                                                               6,648,520
          1,850,000   Borden Chemical, Inc., Note
                      9.200%,  3/15/2021                                                                               1,771,375
          2,099,000   Borden, Inc., Note
                      8.375%,  4/15/2016                                                                               2,036,030
            500,000   Bowater, Inc., Note
                      6.500%,  6/15/2013                                                         (c)                     500,071
          2,905,000   Calpine Corp., Senior Note
                      7.750%,  4/15/2009                                                         (c)                   2,222,325
            900,000   Calpine Corp., Senior Note
                      7.875%,  4/01/2008                                                         (c)                     733,500
          5,075,000   Calpine Corp., Senior Note
                      8.500%,  2/15/2011                                                         (c)                   3,869,688
          1,500,000   Calpine Corp., Senior Note
                      8.625%,  8/15/2010                                                                               1,147,500
         10,660,000   Charter Communications Holdings, Inc., Senior Note
                      9.625%,  11/15/2009                                                        (c)                   9,354,150
            400,000   Charter Communications Holdings, Inc., Senior Note
                      10.000%,  4/01/2009                                                                                360,000
          1,725,000   Charter Communications Holdings, Inc., Senior Note
                      10.000%,  5/15/2011                                                                              1,474,875
            350,000   Chesapeake Energy Corp., Senior Note, 144A, Reg S
                      6.375%,  6/15/2015                                                                                 359,625
          2,500,000   CIT Group, Inc., Series E, Senior Note, (MTN)
                      5.500%,  12/01/2014,  (GBP)                                                                      4,793,946
          3,320,000   Columbia/HCA Healthcare Corp., Note
                      7.050%,  12/01/2027                                                                              3,146,962
            500,000   Columbia/HCA, Inc., Note
                      7.500%,  12/15/2023                                                                                507,570
            500,000   Columbia/HCA, Inc., Note (MTN)
                      7.580%,  9/15/2025                                                                                 502,518
            250,000   Continental Airlines, Inc., Senior Note
                      8.000%,  12/15/2005                                                        (c)                     243,750
          1,239,119   Continental Airlines, Inc., Series 1997-4, Class 4A
                      6.900%,  1/02/2018                                                                               1,242,139
          2,348,414   Continental Airlines, Inc., Series 1997-4, Class 4B
                      6.900%,  1/02/2017                                                                               1,989,942
            774,448   Continental Airlines, Inc., Series 1998-1, Class 1B
                      6.748%,  3/15/2017                                                                                 632,332
          1,686,375   Continental Airlines, Inc., Series 1999-1, Class A
                      6.545%,  2/02/2019                                                                               1,675,381
          3,958,366   Continental Airlines, Inc., Series 1999-1, Class B
                      6.795%,  8/02/2018                                                                               3,459,103
            459,958   Continental Airlines, Inc., Series 1999-1, Class C

                      6.954%,  8/02/2009                                                                                 373,048
          2,056,686   Continental Airlines, Inc., Series 1999-2, Class B
                      7.566%,  3/15/2020                                                                               1,736,682
            556,537   Continental Airlines, Inc., Series 2001-1, Class A1
                      6.703%,  6/15/2021                                                                                 541,018
            311,858   Continental Airlines, Inc., Series 2001-1, Class B
                      7.373%,  12/15/2015                                                                                263,266
          3,008,924   Continental Airlines, Inc., Series 2002-2, Class B
                      8.307%,  4/02/2018                                                                               2,630,605
          6,225,000   Corning, Inc., Note
                      5.900%,  3/15/2014                                                                               6,238,807
          6,220,000   Corning, Inc., Note
                      6.200%,  3/15/2016                                                                               6,235,724
            650,000   Corning, Inc., Note
                      6.750%,  9/15/2013                                                                                 690,489
          1,000,000   Corning, Inc., Note
                      6.850%,  3/01/2029                                                                                 946,537
            350,000   Corning, Inc., Note, (MTN)
                      8.300%,  4/04/2025                                                                                 368,342
            400,000   CSC Holdings, Inc., Senior Note
                      7.875%,  2/15/2018                                                                                 432,000
            250,000   CSC Holdings, Inc., Series B, Senior Note
                      8.125%,  7/15/2009                                                                                 273,438
            250,000   CSC Holdings, Inc., Series B, Senior Note
                      8.125%,  8/15/2009                                                                                 273,438
          2,145,000   Cummins, Inc., Note
                      7.125%,  3/01/2028                                                                               2,187,900
          7,285,000   Dillard's Department Stores, Inc., Note
                      6.625%,  1/15/2018                                                                               7,121,088
            425,000   Dillard's Department Stores, Inc., Note
                      7.875%,  1/01/2023                                                                                 437,750
          1,350,000   Dillard's, Inc., Note
                      7.000%,  12/01/2028                                                                              1,302,750
          1,600,000   Dillard's, Inc., Note
                      7.130%,  8/01/2018                                                                               1,612,000
          1,500,000   Dillard's, Inc., Note
                      7.750%,  7/15/2026                                                                               1,515,000
          3,705,000   Edison Mission Energy Corp., Senior Note
                      7.730%,  6/15/2009                                                                               3,982,875
          5,350,000   El Paso CGP, Co., Note
                      6.950%,  6/01/2028                                                                               4,694,625
            900,000   EL Paso Corp., Note
                      7.000%,  5/15/2011                                                         (c)                     910,125
            750,000   EL Paso Corp., Senior Note, (MTN)
                      7.800%,  8/01/2031                                                                                 720,000
          1,000,000   EL Paso Energy Corp., Note, (MTN), (FRN)
                      7.750%,  1/15/2032                                                         (c)                     957,500
          4,000,000   FHLMC
                      3.220%,  6/20/2007,  (SGD)                                                                       2,529,025
          7,000,000   FHLMC
                      4.625%,  2/15/2007,  (EUR)                                                                       9,857,606
          1,000,000   First Industrial, LP, Note
                      7.600%,  7/15/2028                                                                               1,125,586
         28,200,000   FNMA
                      2.290%,  2/19/2009,  (SGD)                                                                      17,287,465
          6,500,000   FNMA
                      2.375%,  2/15/2007                                                         (c)                   6,379,731
         34,000,000   FNMA
                      Zero Coupon, 10/29/2007,  (NZD)                                                                 20,364,313
            150,000   Ford Motor Co., Note
                      6.625%,  10/01/2028                                                                                139,912
            125,000   Ford Motor Credit Co., Note
                      7.250%,  2/22/2005,  (GBP)                                                                         239,933
          1,805,000   Friendly Ice Cream Corp., Guaranteed Senior Note
                      8.375%,  6/15/2012                                                         (c)                   1,771,156
            500,000   General Electric Capital Corp., Series E, Note, (MTN)
                      1.725%,  6/27/2008,  (SGD)                                                                         301,158

          3,100,000   General Electric Capital Corp., Series E, Note, (MTN)
                      6.125%,  5/17/2012,  (GBP)                                                                       6,331,842
          1,000,000   General Motors Acceptance Corp., Note
                      2.580%,  3/20/2007                                                                                 984,991
            950,000   Georgia-Pacific Corp., Note
                      7.250%,  6/01/2028                                                                               1,016,500
          3,200,000   Georgia-Pacific Corp., Note
                      7.375%,  12/01/2025                                                                              3,496,000
          3,775,000   Georgia-Pacific Corp., Note
                      7.750%,  11/15/2029                                                                              4,228,000
            100,000   Great Lakes Dredge & Dock Corp., Senior Subordinated Note
                      7.750%,  12/15/2013                                                                                 91,000
            250,000   Hasbro, Inc., Note
                      6.600%,  7/15/2028                                                                                 250,000
          1,000,000   HCA, Inc., Senior Note
                      5.750%,  3/15/2014                                                         (c)                     968,723
          2,515,000   IMC Global, Inc., Note
                      7.300%,  1/15/2028                                                                               2,590,450
          1,880,000   IMC Global, Inc., Note
                      7.375%,  8/01/2018                                                                               1,955,200
            640,000   JC Penney Co., Inc., Note
                      7.125%,  11/15/2023                                                                                681,600
            900,000   JC Penney Co., Inc., Note
                      7.650%,  8/15/2016                                                                               1,030,500
            350,000   JC Penney Co., Inc., Note
                      7.950%,  4/01/2017                                                                                 409,500
            250,000   JC Penney Co., Inc., Note, (MTN), (FRN)
                      6.875%,  10/15/2015                                                                                270,625
         11,285,000   Lucent Technologies, Inc., Note
                      6.450%,  3/15/2029                                                                              10,212,925
          1,250,000   McDonald's Corp., Series E, Note, (MTN)
                      3.6275%,  10/10/2010,  (SGD)                                                                       799,423
            881,000   Missouri Pacific Railroad Co., Note
                      5.000%,  1/01/2045                                                                                 665,155
          1,000,000   Morgan Stanley, Note
                      5.375%,  11/14/2013,  (GBP)                                                                      1,930,882
            125,000   Motorola, Inc., Note
                      6.500%,  11/15/2028                                                                                131,978
          3,175,000   Northern Telecom Capital Corp., Note
                      7.875%,  6/15/2026                                                                               3,143,250
          5,840,000   Owens-Illinois, Inc., Senior Note
                      7.800%,  5/15/2018                                                                               6,073,600
          2,000,000   Pharma Services Intermediate Holding Corp., Senior Note, 144A
                      11.500%,  4/01/2014                                                        (i)                   1,420,000
            250,000   Pioneer Natural Resources Co., Senior Note
                      7.200%,  1/15/2028                                                                                 286,491
          1,900,000   Qwest Capital Funding, Inc., Guaranteed Note
                      7.000%,  8/03/2009                                                                               1,876,250
          2,420,000   Qwest Capital Funding, Inc., Guaranteed Note
                      7.625%,  8/03/2021                                                                               2,159,850
            600,000   Qwest Capital Funding, Inc., Note
                      6.500%,  11/15/2018                                                                                498,000
         23,250,000   Qwest Capital Funding, Inc., Note
                      6.875%,  7/15/2028                                                                              18,948,750
            825,000   Qwest Capital Funding, Inc., Note
                      7.250%,  2/15/2011                                                         (c)                     808,500
          1,700,000   Qwest Capital Funding, Inc., Note
                      7.750%,  2/15/2031                                                                               1,483,250
            250,000   Qwest Capital Funding, Inc., Note
                      7.900%,  8/15/2010                                                         (c)                     252,500
            350,000   Qwest Corp., Note
                      7.250%,  9/15/2025                                                                                 340,375
            225,162   Salton SEA Funding Corp., Series C, Senior Secured Note
                      7.840%,  5/30/2010                                                                                 244,105
            750,000   Southern Natural Gas Co., Note
                      7.350%,  2/15/2031                                                                                 778,125
            250,000   Sprint Capital Corp., Note

                      6.875%,  11/15/2028                                                                                273,697
          2,600,000   Tennessee Gas Pipeline Co., Note
                      7.000%,  10/15/2028                                                                              2,606,500
            650,000   Tennessee Gas Pipeline Co., Note
                      7.500%,  4/01/2017                                                                                 716,625
            496,687   Tiverton Power Associates, LP, Note, 144A
                      9.000%,  7/15/2018                                                                                 397,350
          5,000,000   U.S. Treasury Note
                      1.625%,  2/28/2006                                                                               4,932,225
        110,775,000   U.S. Treasury Note
                      2.500%,  5/31/2006                                                         (c)                 110,138,930
         29,225,000   U.S. Treasury Note
                      2.750%,  6/30/2006                                                                              29,146,239
            245,000   United Rentals North America, Inc., Senior Subordinated Note
                      7.000%,  2/15/2014                                                         (c)                     229,075
          2,500,000   Wal-Mart Stores, Inc., Note
                      4.750%,  1/29/2013,  (GBP)                                                                       4,708,264
            600,000   Williams Cos., Inc., Note
                      7.875%,  9/01/2021                                                                                 669,000
            965,000   Williams Cos., Inc., Senior Note
                      7.750%,  6/15/2031                                                                               1,010,838
          8,600,000   Williams Cos., Inc., Series A, Note
                      7.500%,  1/15/2031                                                                               8,901,000
          1,000,000   Woolworth Corp., Note
                      8.500%,  1/15/2022                                                                               1,100,000
         15,550,000   Xerox Capital Trust I, Guaranteed Note
                      8.000%,  2/01/2027                                                                              16,172,000
          1,730,000   Xerox Corp., Note, (MTN)
                      7.200%,  4/01/2016                                                                               1,851,100
                                                                                                                   -------------
                                                                                                                     488,758,748
                                                                                                                   -------------

                      URUGUAY -- 0.4%
          1,600,000   Republic of Uruguay
                      7.500%,  3/15/2015                                                                               1,564,000
          2,793,066   Republic of Uruguay
                      7.875%,  1/15/2033                                                                               2,478,846
                                                                                                                   -------------
                                                                                                                       4,042,846
                                                                                                                   -------------

                      VENEZUELA -- 2.9%
         16,235,000   Cerro Negro Finance, Ltd., Note, 144A
                      7.900%,  12/01/2020                                                                             16,214,706
          8,155,000   Petrozuata Finance, Inc., Note, Series B, 144A
                      8.220%,  4/01/2017                                                                               8,144,806
          3,640,000   Republic of Venezuela
                      9.250%,  9/15/2027                                                                               3,840,200
                                                                                                                   -------------
                                                                                                                      28,199,712
                                                                                                                   -------------

                      Total Non-Convertible Bonds
                      (Identified Cost $744,333,972)                                                                 817,880,300
                                                                                                                   -------------
                      Total Bonds and Notes
                      (Identified Cost $770,602,680)                                                                 846,816,872
                                                                                                                   -------------

      SHARES          DESCRIPTION                                                                                    VALUE (a)
--------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 3.5%

                      PHILIPPINES -- 0.8%
            156,314   Philippine Long Distance Telephone Co., Sponsored GDR, Convertible,
                      $24.80, 12/31/2049                                                                               7,721,912
                                                                                                                   -------------

                      UNITED STATES -- 2.7%
              3,850   AES Trust III, Convertible                                                                         188,650
              3,725   CMS Energy Trust I, Convertible, 7.75%, 7/15/2027                                                  178,334
             51,500   Cummins Capital Trust I, Convertible                                                             4,738,000
             10,000   El Paso Tennessee Pipeline Co. Class A                                     (c)                     509,063
             24,550   Host Marriott Finance Trust (REIT), Convertible                                                  1,377,869
              7,400   Lucent Technologies Capital Trust I, Convertible, 7.75%, 3/15/2017                               8,722,047
             15,000   Newell Financial Trust I, Convertible                                                              703,125
            186,775   Owens-Illinois, Inc., Convertible, 4.75%, 12/31/2049                       (c)                   7,471,000
             31,875   Pacific Gas & Electric Co.                                                                         825,562

                800   Pacific Gas & Electric Co.                                                                          17,480
                600   Pacific Gas & Electric Co. Class E                                                                  13,500
              9,500   Southern California Edison Co.                                                                     976,125
             10,000   United Rentals Trust I, Convertible                                        (c)                     430,000
                                                                                                                   -------------
                                                                                                                      26,150,755
                                                                                                                   -------------

                      Total Preferred Stocks
                      (Identified Cost $26,171,991)                                                                   33,872,667
                                                                                                                   -------------

      SHARES          DESCRIPTION                                                                                    VALUE (a)
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 3.1%

                      BRAZIL -- 0.4%
            117,000   Cia Vale do Rio Doce, ADR                                                                    $   3,394,170
                                                                                                                   -------------

                      UNITED STATES -- 2.7%
            162,900   Associated Estates Realty Corp. (REIT)                                                           1,664,838
             53,260   Chesapeake Energy Corp.                                                                            878,790
              1,440   Covad Communications Group, Inc.                                                                     3,096
            182,500   Developers Diversified Realty Corp.                                                              8,097,525
            282,500   Duke Energy Corp.                                                          (c)                   7,155,725
             26,300   High Income Opportunity Fund, Inc.                                                                 176,736
             47,136   Morgan Stanley Emerging Markets Debt Fund, Inc.                                                    452,977
             12,175   PIMCO Strategic Global Government Fund, Inc.                               (c)                     147,318
             24,650   Senior High Income Portfolio, Inc.                                                                 148,886
            117,700   Simon Property Group, Inc. (REIT)                                                                7,611,659
             12,050   Templeton Emerging Markets Income Fund, Inc.                               (c)                     165,808
                                                                                                                   -------------
                                                                                                                      26,503,358
                                                                                                                   -------------

                      Total Common Stocks
                      (Identified Cost $19,506,399)                                                                   29,897,528
                                                                                                                   -------------

     PRINCIPAL
      AMOUNT                                                DESCRIPTION                                              VALUE (a)
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 20.2%

         40,558,391   Repurchase Agreement with Investors Bank & Trust Co. dated 12/31/2004 at
                      1.75% to be repurchased at $40,564,305 on 1/03/2005, collateralized by
                      $543,417 Small Business Administration Bond, 5.125% due 8/25/2026 valued at $586,310, $31,268,157 Federal National Mortgage Association Bond,
                      2.917% due 11/25/2033, valued at $31,506,702 and $10,431,203 Federal
                      National Mortgage Association Bond, 3.21% due 12/01/2035, valued
                      at $10,500,016                                                                                  40,558,391
            307,498   Bank of America, 2.26%, due 2/15/2005                                      (j)                     307,498
          7,687,446   Bank of America, 2.27%, due 1/18/2005                                      (j)                   7,687,446
          7,687,446   Bank of Montreal, 2.125%, due 2/02/2005                                    (j)                   7,687,446
         17,471,063   Bank of Montreal, 2.26%, due 1/28/2005                                     (j)                  17,471,063
          7,687,446   Bank of Nova Scotia, 2.33%, due 1/13/2005                                  (j)                   7,687,446
          3,074,978   BGI Institutional Money Market Fund                                        (j)                   3,074,978
          6,149,957   BNP Paribas, 2.295%, due 2/23/2005                                         (j)                   6,149,957
          3,074,978   Calyon, 2.27%, due 1/20/2005                                               (j)                   3,074,978
         21,524,849   Calyon, 2.34%, due 2/02/2005                                               (j)                  21,524,849
          1,452,927   Calyon, 2.435%, due 3/16/2005                                              (j)                   1,452,927
          4,612,467   Federal Home Loan Bank, 2.184%, due 1/05/2005                              (j)                   4,612,467
          7,502,947   Fortis Bank, 2.14%, due 1/12/2005                                          (j)                   7,502,947
          7,687,446   Fortis Bank, 2.20%, due 2/11/2005                                          (j)                   7,687,446
         13,437,655   Goldman Sachs Group Inc., 2.353%, due 1/03/2005                            (j)                  13,437,655
          3,074,978   HBOS Halifax Bank of Scotland, 2.025%, due 1/21/2005                       (j)                   3,074,978
          3,074,978   Lloyds TSB Bank, 2.28%, due 2/02/2005                                      (j)                   3,074,978
          1,917,147   Merrill  Lynch Premier Institutional Fund                                  (j)                   1,917,147
          9,224,935   Merrimac Cash Fund-Premium Class                                           (j)                   9,224,935
          1,537,489   Ranger Funding, 2.271%, due 1/14/2005                                      (j)                   1,537,489
         12,299,913   Royal Bank of Canada, 2.25%, due 1/19/2005                                 (j)                  12,299,913
          7,687,446   Royal Bank of Scotland, 2.36%, due 2/17/2005                               (j)                   7,687,446
          3,074,978   Wells Fargo, 2.27%, due 1/25/2005                                          (j)                   3,074,978
          4,612,467   Wells Fargo, 2.32%, due 1/14/2005                                          (j)                   4,612,467

                                                                                                                   -------------
                      Total Short Term Investments (Identified Cost $196,421,825)                                    196,421,825
                                                                                                                   -------------

                      Total Investments -- 113.8%
                      (Identified Cost $1,012,702,895) (b)                                                         1,107,008,892
                      Other assets less liabilities                                                                 (134,478,290)
                                                                                                                  --------------
                      Total Net Assets -- 100%                                                                    $  972,530,602
                                                                                                                  ==============

(a) Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Board of Trustees. The pricing service provides the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, pursuant to procedures approved by the Board of Trustees.

         Certain securities held by Strategic Income Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

(b)      Federal Tax Information:
         At December 31, 2004, the net unrealized appreciation on investments based on cost of $1,014,426,624 for federal income tax purposes was as follows:
         Aggregate gross unrealized appreciation for all investments in which
         there is an excess of value over tax cost                                               $       98,073,736
         Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                                                       (5,491,468)
                                                                                                 ------------------
         Net unrealized appreciation                                                             $       92,582,268
                                                                                                 ==================

(c)      All or a portion of this security was on loan to brokers at December
         31, 2004.

(d)      Non-income producing security.

(e)      Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.

(f) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(g)      Security is in default of principal and interest payment.

(h) Illiquid security. At December 31, 2004, the value of these securities amounted to $18,310,601 or 1.88% of net assets.

(i) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.

(j)      Represents investments of securities lending collateral.

ADR/GDR An American Depositary (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading

FRN      Floating Rate Note

MTN      Medium Term Note

REIT     Real Estate Investment Trust

yankee   U.S. dollar denominated security issued by a non-U.S. company.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $66,345,074 or 6.8% of net assets.

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollars
SEK - Swedish Krona
SGD - Singapore Dollar
ZAR - South African Rand

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES TAX-MANAGED EQUITY FUND

                                                                                       SHARES                   VALUE (a)
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.7% OF TOTAL NET ASSETS

AEROSPACE & Defense - 2.5%
Northrop Grumman Corp.                                                                   3,200             $          173,952
                                                                                                           ------------------

AUTOMOBILES - 1.9%
Harley-Davidson, Inc.                                                                    2,225                        135,169
                                                                                                           ------------------

BEVERAGES - 3.2%
PepsiCo, Inc.                                                                            4,250                        221,850
                                                                                                           ------------------

BIOTECHNOLOGY - 2.7%
Amgen, Inc. (c)                                                                          3,000                        192,450
                                                                                                           ------------------

CAPITAL MARKETS - 3.0%
Goldman Sachs Group, Inc.                                                                2,000                        208,080
                                                                                                           ------------------

CHEMICALS - 2.2%
Praxair, Inc.                                                                            3,500                        154,525
                                                                                                           ------------------

COMMERCIAL BANKS - 4.6%
Wells Fargo & Co.                                                                        3,300                        205,095
Zions Bancorporation                                                                     1,750                        119,052
                                                                                                           ------------------
                                                                                                                      324,147
                                                                                                           ------------------

COMMERCIAL SERVICES & SUPPLIES - 1.5%
ARAMARK Corp., Class B                                                                   4,000                        106,040
                                                                                                           ------------------

COMMUNICATIONS EQUIPMENT - 5.6%
Cisco Systems, Inc. (c)                                                                  6,750                        130,275
Harris Corp.                                                                             2,900                        179,191
Nokia Oyj ADR                                                                            5,300                         83,051
                                                                                                           ------------------
                                                                                                                      392,517
                                                                                                           ------------------

COMPUTERS & PERIPHERALS - 2.5%
Dell, Inc. (c)                                                                           4,200                        176,988
                                                                                                           ------------------

CONTAINERS & PACKAGING - 2.1%
Ball Corp.                                                                               3,300                        145,134
                                                                                                           ------------------

DIVERSIFIED FINANCIALS - 2.8%
Citigroup, Inc.                                                                          4,000                        192,720
                                                                                                           ------------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
CenturyTel, Inc.                                                                         4,800                        170,256
                                                                                                           ------------------

ELECTRIC UTILITIES - 2.0%
Dominion Resources, Inc.                                                                 2,100                        142,254
                                                                                                           ------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
Flextronics International Ltd. (c)                                                       6,000                         82,920
                                                                                                           ------------------

ENERGY EQUIPMENT & SERVICES - 1.6%
GlobalSantaFe Corp.                                                                      3,300                        109,263
                                                                                                           ------------------

FOOD & STAPLES RETAILING - 1.5%
Wal-Mart Stores, Inc.                                                                    2,000                        105,640
                                                                                                           ------------------

HEALTHCARE EQUIPMENT & SUPPLIES - 5.6%
Guidant Corp.                                                                            2,000                        144,200
Medtronic, Inc.                                                                          2,300                        114,241
Zimmer Holdings, Inc. (c)                                                                1,700                        136,204
                                                                                                           ------------------
                                                                                                                      394,645
                                                                                                           ------------------

HEALTHCARE PROVIDERS & SERVICES - 2.2%
Caremark Rx, Inc. (c)                                                                    3,925                        154,763
                                                                                                           ------------------

HOTELS, RESTAURANTS & LEISURE - 5.0%
Carnival Corp.                                                                           4,000                        230,520
Yum! Brands, Inc.                                                                        2,500                        117,950
                                                                                                           ------------------
                                                                                                                      348,470
                                                                                                           ------------------

HOUSEHOLD DURABLES - 2.3%
Leggett & Platt, Inc.                                                                    5,750                        163,472
                                                                                                           ------------------

INDUSTRIAL CONGLOMERATES - 3.9%
3M Co.                                                                                   1,300                        106,691
General Electric Co.                                                                     4,500                        164,250
                                                                                                           ------------------
                                                                                                                      270,941
                                                                                                           ------------------

INSURANCE - 4.8%
AFLAC, Inc.                                                                              5,200                        207,168
American International Group, Inc.                                                       2,000                        131,340
                                                                                                           ------------------
                                                                                                                      338,508
                                                                                                           ------------------

IT SERVICES - 7.9%
Accenture Ltd., Class A (c)                                                              7,500                        202,500
First Data Corp.                                                                         4,000                        170,160
SunGard Data Systems, Inc. (c)                                                           6,500                        184,145
                                                                                                           ------------------
                                                                                                                      556,805
                                                                                                           ------------------

MACHINERY - 5.7%
Danaher Corp.                                                                            2,500                        143,525
Dover Corp.                                                                              3,600                        150,984
Illinois Tool Works, Inc.                                                                1,100                        101,948
                                                                                                           ------------------
                                                                                                                      396,457
                                                                                                           ------------------

MEDIA - 2.7%
Viacom, Inc., Class B                                                                    5,200                        189,228
                                                                                                           ------------------

MULTILINE RETAIL - 1.5%
Target Corp.                                                                             2,000                        103,860
                                                                                                           ------------------

OIL & GAS - 5.9%
ConocoPhillips                                                                           1,400                        121,562
Devon Energy Corp.                                                                       3,900                        151,788
Exxon Mobil Corp.                                                                        2,800                        143,528
                                                                                                           ------------------
                                                                                                                      416,878
                                                                                                           ------------------

PHARMACEUTICALS - 2.3%
Perrigo Co.                                                                              9,250                        159,748
                                                                                                           ------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
DSP Group, Inc. (c)                                                                      5,000                        111,650
Intel Corp.                                                                              4,200                         98,238
Maxim Integrated Products, Inc.                                                          2,600                        110,214
                                                                                                           ------------------
                                                                                                                      320,102
                                                                                                           ------------------

TOTAL COMMON STOCKS
(Identified Cost $5,855,364)                                                                                        6,847,782
                                                                                                           ------------------

TOTAL INVESTMENTS - 97.7%
(Identified Cost $5,855,364) (b)                                                                                    6,847,782

Other assets less liabilities -- 2.3%                                                                                 158,065
                                                                                                           ------------------
TOTAL NET ASSETS -- 100%                                                                                   $        7,005,847
                                                                                                           ==================

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)      At December 31, 2004, the unrealized appreciation on investments based on cost of $5,855,364 for federal income tax purposes was as follows:
         Aggregate gross unrealized appreciation for all investments in which
         there is an excess of value over tax cost                                            $   1,022,630
         Aggregate gross unrealized depreciation for all investments in which
         there is an excess tax cost over value                                                     (30,212)
                                                                                              -------------
         Net unrealized appreciation                                                          $     992,418
                                                                                              =============

(c)      Non-income producing security.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading exchanges not located in the United States.

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES VALUE FUND

                                                       SHARES         VALUE (a)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.5% OF TOTAL NET ASSETS

AEROSPACE & DEFENSE - 3.6%
Honeywell International, Inc.                           17,050        $  603,740
Northrop Grumman Corp.                                  12,250           665,910
                                                                      ----------
                                                                       1,269,650
                                                                      ----------

AUTO COMPONENTS - 1.0%
Johnson Controls, Inc.                                   5,775           366,366
                                                                      ----------

BEVERAGES - 0.8%
Anheuser-Busch Cos., Inc.                                5,750           291,698
                                                                      ----------

BUILDING PRODUCTS - 1.9%
Masco Corp.                                             18,650           681,284
                                                                      ----------

CAPITAL MARKETS - 3.5%
Lehman Brothers Holdings, Inc.                           7,600           664,848
Merrill Lynch & Co., Inc.                                9,750           582,757
                                                                      ----------
                                                                       1,247,605
                                                                      ----------

CHEMICALS - 2.0%
Praxair, Inc.                                           15,525           685,429
                                                                      ----------

COMMERCIAL BANKS - 9.8%
Bank of America Corp.                                   10,325           485,172
Comerica, Inc.                                           4,025           245,606
PNC Financial Services Group                             6,350           364,744
SunTrust Banks, Inc.                                     4,625           341,695
U.S. Bancorp                                            26,050           815,886
Wachovia Corp.                                          12,504           657,710
Wells Fargo & Co.                                        8,600           534,490
                                                                      ----------
                                                                       3,445,303
                                                                      ----------

COMMERCIAL SERVICES & SUPPLIES - 2.1%
Waste Management, Inc.                                  24,125           722,302
                                                                      ----------

COMMUNICATIONS EQUIPMENT - 1.3%
Motorola, Inc.                                          26,700           459,240
                                                                      ----------

COMPUTERS & PERIPHERALS - 1.4%
Apple Computer, Inc. (c)                                 3,650           235,060
Hewlett-Packard Co.                                     12,200           255,834
                                                                      ----------
                                                                         490,894
                                                                      ----------

CONSUMER FINANCE - 1.7%
American Express Co.                                    10,750           605,978
                                                                      ----------

DIVERSIFIED FINANCIALS - 5.6%

CIT Group, Inc.                                          4,475           205,045
Citigroup, Inc.                                         18,800           905,784
J.P. Morgan Chase & Co.                                 21,700           846,517
                                                                      ----------
                                                                       1,957,346
                                                                      ----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.9%
BellSouth Corp.                                         17,775           493,967
CenturyTel, Inc.                                         8,325           295,288
Citizens Communications Co.                             28,425           391,981
SBC Communications, Inc.                                21,225           546,968
                                                                      ----------
                                                                       1,728,204
                                                                      ----------

ELECTRIC UTILITIES - 3.8%
Exelon Corp.                                            17,200           758,004
PG&E Corp. (c)                                          17,725           589,888
                                                                      ----------
                                                                       1,347,892
                                                                      ----------

ENERGY EQUIPMENT & SERVICES - 3.6%
GlobalSantaFe Corp.                                     19,800           655,578
Halliburton Co.                                         16,075           630,783
                                                                      ----------
                                                                       1,286,361
                                                                      ----------

HEALTHCARE EQUIPMENT & SUPPLIES - 1.6%
Baxter International, Inc.                              16,650           575,091
                                                                      ----------

HEALTHCARE PROVIDERS & SERVICES - 2.8%
Quest Diagnostics, Inc.                                  4,200           401,310
Universal Health Services, Inc., Class B                13,250           589,625
                                                                      ----------
                                                                         990,935
                                                                      ----------

HOTELS, RESTAURANTS & LEISURE - 2.0%
McDonald's Corp.                                        22,450           719,747
                                                                      ----------

INDUSTRIAL CONGLOMERATES - 2.3%
Tyco International Ltd.                                 22,875           817,552
                                                                      ----------

INSURANCE - 2.0%
Allstate Corp.                                          13,700           708,564
                                                                      ----------

IT SERVICES - 4.4%
Accenture Ltd., Class A (c)                             19,125           516,375
DST Systems, Inc. (c)                                    5,075           264,509
First Data Corp.                                         8,225           349,892
SunGard Data Systems, Inc. (c)                          15,225           431,324
                                                                      ----------
                                                                       1,562,100
                                                                      ----------

LEISURE EQUIPMENT & PRODUCTS - 1.1%
Hasbro, Inc.                                            19,550           378,879
                                                                      ----------

MEDIA - 6.9%
DIRECTV Group, Inc., (The) (c)                          24,000           401,760
McGraw-Hill Cos., Inc.                                   4,325           395,911
News Corp, Class A                                      31,500           587,790
Time Warner, Inc. (c)                                   31,025           603,126
Tribune Co.                                             10,425           439,309
                                                                      ----------
                                                                       2,427,896
                                                                      ----------

METALS & MINING - 1.4%
Peabody Energy Corp.                                     6,000           485,460
                                                                      ----------

MULTI-UTILITIES & UNREGULATED POWER - 1.3%
Constellation Energy Group, Inc.                        10,700           467,697
                                                                      ----------

MULTILINE RETAIL - 2.4%
J.C. Penney Co., Inc. (Holding Co.)                     20,125           833,175
                                                                      ----------

OIL & GAS - 8.6%
BP Plc ADR                                              16,675           973,820
ChevronTexaco Corp.                                      8,550           448,960
ConocoPhillips                                           4,825           418,955
Exxon Mobil Corp.                                       23,150         1,186,669
                                                                      ----------
                                                                       3,028,404
                                                                      ----------

PHARMACEUTICALS - 1.6%
Abbott Laboratories                                      5,925           276,401
Pfizer, Inc.                                            11,075           297,807
                                                                      ----------
                                                                         574,208
                                                                      ----------

PROPERTY & CASUALTY INSURANCE - 2.0%
Berkshire Hathaway, Inc., Class B (c)                      244           716,384
                                                                      ----------

REAL ESTATE - 1.8%
Simon Property Group, Inc.                               9,600           620,832
                                                                      ----------

ROAD & RAIL - 1.0%
Burlington Northern Santa Fe Corp.                       7,750           366,653
                                                                      ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Freescale Semiconductor Inc., Class B (c)               16,898           310,247
Lam Research Corp. (c)                                  15,225           440,155
                                                                      ----------
                                                                         750,402
                                                                      ----------

THRIFTS & MORTGAGE FINANCE - 2.4%
Sovereign Bancorp, Inc.                                 22,925           516,960
Fannie Mae                                               4,750           338,247
                                                                      ----------
                                                                         855,207
                                                                      ----------

TOBACCO - 1.8%
Altria Group, Inc.                                      10,400           635,440
                                                                      ----------

TOTAL COMMON STOCKS
(Identified Cost $26,502,562)                                         34,100,178
                                                                      ----------

                                                  PRINCIPAL AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.8%

COMMERCIAL PAPER - 0.8%
State Street Boston Corp., 1.700%, 1/03/2005 (d)      $293,000           292,972
                                                                     -----------

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $292,972)                                               292,972
                                                                     -----------

TOTAL INVESTMENTS - 97.3%
(Identified Cost $26,795,534) (b)                                     34,393,150
Other assets less liabilities -- 2.7%                                    958,833
                                                                     -----------
TOTAL NET ASSETS -- 100%                                             $35,351,983
                                                                     ===========

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(b)   At December 31, 2004, the unrealized appreciation on investments based on cost of $26,795,534 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                               $ 7,914,884
      Aggregate gross unrealized depreciation for all investments in which there
      is an excess tax cost over value                                                     (317,268)
                                                                                        -----------

      Net unrealized appreciation                                                       $ 7,597,616
                                                                                        ===========

(c)   Non-income producing security.

(d) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

SCHEDULE OF INVESTMENTS - AS OF DECEMBER 31, 2004 (UNAUDITED)

LOOMIS SAYLES WORLDWIDE FUND

                                                        PRINCIPAL AMOUNT   VALUE (a)
--------------------------------------------------------------------------------------
BONDS AND NOTES - 35.0% OF TOTAL NET ASSETS
NON-CONVERTIBLE BONDS - 34.4%

AUSTRALIA - 0.7%
Queensland Treasury Corp.,
8.000%, 9/14/2007, (AUD)                                 $    100,000     $     83,342
South Australia Government Finance Authority,
Zero Coupon Bond, 12/21/2015, (AUD)                           120,000           50,872
                                                                          ------------
                                                                               134,214
                                                                          ------------

BELGIUM - 0.6%
Kingdom of Belgium,
3.750%, 3/28/2009, (EUR)                                       25,000           34,927
Kingdom of Belgium,
4.250%, 9/28/2013, (EUR)                                       65,000           92,342
                                                                          ------------
                                                                               127,269
                                                                          ------------

BRAZIL - 1.0%
Republic of Brazil,
8.250%, 1/20/2034, (USD)                                      185,000          180,098
Republic of Brazil, C Bond,
8.000%, 4/15/2014, (USD)                                       27,853           28,516
                                                                          ------------
                                                                               208,614
                                                                          ------------

CANADA - 1.3%
Avenor, Inc.,
10.850%, 11/30/2014, (CAD)                                     20,000           19,962
Canadian Government,
0.700%, 3/20/2006, (JPY)                                   10,000,000           97,970
Canadian Pacific Railway Ltd.,
4.900%, 6/15/2010, (CAD), 144A                                 25,000           21,387
Province of British Columbia,
6.000%, 6/09/2008, (CAD)                                       35,000           31,516
Province of Ontario,
5.900%, 3/08/2006, (CAD)                                       15,000           12,947
Rogers Wireless, Inc.,
7.625%, 12/15/2011, (CAD), 144A                                25,000           21,716
Shaw Comunications, Inc.,
7.500%, 11/20/2013, (CAD)                                      70,000           62,922
                                                                          ------------
                                                                               268,420
                                                                          ------------

CAYMAN ISLAND - 0.5%
Arcel Finance Ltd.,
7.048%, 9/01/2011, (USD), 144A                                 15,000           15,329
Vale Overseas Ltd.,
8.250%, 1/17/2034, (USD)                                       75,000           78,938
                                                                          ------------
                                                                                94,267
                                                                          ------------

CHILE - 0.3%
Empresa Nacional de Electricidad SA, Series B,
8.500%, 4/01/2009, (USD)                                       50,000           56,897
                                                                          ------------

COLOMBIA - 0.4%
Republic of Colombia,
8.125%, 5/21/2024, (USD)                                       40,000           38,800
Republic of Columbia,
11.750%, 3/01/2010, (COP)                                 100,000,000           42,363
                                                                          ------------
                                                                                81,163
                                                                          ------------

DENMARK - 0.2%
Kingdom of Denmark,
5.000%, 8/15/2005, (DKK)                                      225,000           41,612
                                                                          ------------

FRANCE - 0.2%
Dexia Municipal Agency, Series EMTN,
5.500%, 4/25/2006, (EUR)                                       25,000           35,228
                                                                          ------------

GERMANY - 1.9%
E. On International Finance, Series EMTN,
5.750%, 5/29/2009, (EUR)                                       10,000           14,941
Eurohypo AG - Europaeische
Hypothekenbank der Deutschen Bank,
4.000%, 2/01/2007, (EUR)                                      150,000          208,964
Hypothekenbank in Essen AG,
5.250%, 1/22/2008, (EUR)                                       15,000           21,744
Kreditanstalt Wiederauf,
5.250%, 1/04/2010, (EUR)                                       80,000          118,984
Republic of Germany,
3.250%, 4/17/2009, (EUR)                                       10,000           13,706
                                                                          ------------
                                                                               378,339
                                                                          ------------

IRELAND - 0.2%
Republic of Ireland,
4.600%, 4/18/2016, (EUR)                                       30,000           43,786
                                                                          ------------

ITALY - 3.0%
Republic of Italy,
0.375%, 10/10/2006, (JPY)                                  33,000,000          322,121
Republic of Italy,
4.500%, 3/01/2007, (EUR)                                      210,000          296,308
                                                                          ------------

                                                                               618,429
                                                                          ------------

MEXICO - 0.9%
Government of Mexico,
6.750%, 6/06/2006, (JPY)                                    7,000,000           74,138
Innova S de RL,
9.375%, 9/19/2013, (USD)                                       25,000           28,437
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012, (MXN)                                   1,000,000           86,436
                                                                          ------------

                                                                               189,011
                                                                          ------------

NETHERLANDS - 1.5%
GMAC International Finance BV,
8.000%, 3/14/2007, (NZD)                                       55,000           39,594
Kingdom of Netherlands,
5.000%, 7/15/2011, (EUR)                                       50,000           74,600
Olivetti Finance NV, Series EMTN,
6.875%, 1/24/2013, (EUR)                                       10,000           15,986
Repsol International Finance BV, Series EMTN,
5.750%, 12/04/2006, (EUR)                                     100,000          142,888
RWE Finance B.V., Series EMTN,
6.125%, 10/26/2012, (EUR)                                      25,000           39,181
                                                                          ------------
                                                                               312,249
                                                                          ------------

NORWAY - 0.3%
Kingdom of Norway,
6.750%, 1/15/2007, (NOK)                                      380,000           67,687
                                                                          ------------

PERU - 0.2%
Republic of Peru (step to 5.000% on 3/07/05),

4.500%, 3/07/2017, (e) (USD)                                   50,000           46,500
                                                                          ------------

SINGAPORE - 0.5%
Government of Singapore,
4.625%, 7/01/2010, (SGD)                                      125,000           86,356
Singapore Telecommunications Ltd.,
6.000%, 11/21/2011, (EUR)                                      10,000           15,300
                                                                          ------------
                                                                               101,656
                                                                          ------------

SOUTH AFRICA - 0.4%
Republic of South Africa,
5.250%, 5/16/2013, (EUR)                                       50,000           71,788
                                                                          ------------

SUPRANATIONAL - 0.9%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009, (BRL)                            700,000          138,919
International Bank for Reconstruction & Development,
2.000%, 2/18/2008, (JPY)                                    4,000,000           41,003
                                                                          ------------
                                                                               179,922
                                                                          ------------

SWEDEN - 0.5%
Government of Sweden, Series 1045,
5.250%, 3/15/2011, (SEK)                                      495,000           81,261
Stena AB,
7.500%, 11/01/2013, (USD)                                      25,000           26,188
                                                                          ------------
                                                                               107,449
                                                                          ------------

UNITED KINGDOM - 0.5%
NGG Finance Plc,
6.125%, 8/23/2011, (EUR)                                       10,000           15,392
United Kingdom Treasury,
5.000%, 3/07/2025, (GBP)                                       10,000           20,406
United Kingdom Treasury,
6.250%, 11/25/2010, (GBP)                                      25,000           52,236
WPP Group Plc,
6.000%, 6/18/2008, (EUR)                                       10,000           14,711
                                                                          ------------
                                                                               102,745
                                                                          ------------

UNITED STATES - 18.2%
AES Corp.,
7.750%, 3/01/2014, (USD)                                      100,000          108,500
Agco Corp.,
6.875%, 4/15/2014, (EUR)                                       20,000           28,715
AK Steel Corp.,
7.750%, 6/15/2012, (USD)                                      100,000          103,000
American Standard, Inc.,
8.250%, 6/01/2009, (GBP)                                       10,000           21,274
Arrow Electronics, Inc.,
6.875%, 7/01/2013, (USD)                                       75,000           82,344
ASIF Global Financing XXVII,
2.380%, 2/26/2009, (SGD), 144A                                100,000           61,314
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019, (USD)                                       86,166           84,078
Bausch & Lomb, Inc.,
7.125%, 8/01/2028, (USD)                                       95,000          101,222
Borden, Inc.,
7.875%, 2/15/2023, (USD)                                      150,000          130,125
Charter Communications Holdings LLC,
10.000%, 5/15/2011, (USD)                                     200,000          171,000
Chesapeake Energy Corp.,
6.875%, 1/15/2016, (USD)                                      110,000          115,225
Columbia/HCA Healthcare Corp.,
7.050%, 12/01/2027, (USD)                                      50,000           47,394
Columbia/HCA Healthcare Corp.,

7.190%, 11/15/2015, (USD)                                      50,000           52,374
Continental Airlines, Inc., Series 1998-1A,
6.648%, 9/15/2017, (USD)                                       42,291           41,077
Continental Airlines, Inc., Series 2000-2,
7.487%, 4/02/2012, (USD)                                       75,000           75,264
Corning Glass,
8.875%, 3/15/2016, (USD)                                       25,000           29,194
Cummins Engine Co., Inc.,
7.125%, 3/01/2028, (USD)                                      160,000          163,200
Dillard's, Inc.,
6.625%, 1/15/2018, (USD)                                       50,000           48,875
Dillard's, Inc.,
7.000%, 12/01/2028, (USD)                                      50,000           48,250
ESI Tractebel Acquisition Corp., Series B,
7.990%, 12/30/2011, (USD)                                      22,000           23,233
Federal Home Loan Mortgage Corp.,
5.125%, 1/15/2012, (EUR)                                      200,000          297,468
Federal National Mortgage Association,
2.290%, 2/19/2009, (SGD)                                      100,000           61,322
Federal National Mortgage Association,
2.375%, 2/15/2007, (USD)                                       50,000           49,075
General Electric Capital Corp.,
0.100%, 12/20/2005, (JPY)                                   2,000,000           19,457
Georgia-Pacific Group,
7.375%, 12/01/2025, (USD)                                      50,000           54,625
Georgia-Pacific Group,
7.750%, 11/15/2029, (USD)                                      35,000           39,200
Hasbro, Inc.,
6.600%, 7/15/2028, (USD)                                       50,000           50,000
IMC Global, Inc.,
7.375%, 8/01/2018, (USD)                                      100,000          104,000
J.C. Penney Co., Inc.,
7.125%, 11/15/2023, (USD)                                      25,000           26,625
Lear Corp.,
8.125%, 4/01/2008, (EUR)                                       50,000           76,072
Lucent Technologies, Inc.,
6.450%, 3/15/2029, (USD)                                      155,000          140,275
Morgan Stanley,
5.375%, 11/14/2013, (GBP)                                      20,000           38,622
Motorola, Inc.,
8.000%, 11/01/2011, (USD)                                      75,000           89,697
News America Holdings, Inc.,
8.625%, 2/07/2014, (AUD)                                       50,000           39,661
Pemex Project Funding Master Trust,
7.875%, 2/01/2009, (USD)                                      115,000          129,203
Pioneer Natural Resources Co.,
7.200%, 1/15/2028, (USD)                                      175,000          200,544
Qwest Corp.,
6.875%, 9/15/2033, (USD)                                       30,000           27,600
Sprint Capital Corp.,
6.875%, 11/15/2028, (USD)                                      25,000           27,370
US West Capital Funding, Inc.,
6.875%, 7/15/2028, (USD)                                      200,000          163,000
Williams Cos., Inc.,
7.500%, 1/15/2031, (USD)                                      100,000          103,500
Woolworth Corp.,
8.500%, 1/15/2022, (USD)                                      150,000          165,000
Xerox Capital Trust I,
8.000%, 2/01/2027, (USD)                                       50,000           52,000
Xerox Corp.,
7.200%, 4/01/2016, (USD)                                       20,000           21,400
U.S. Treasury Notes,
2.500%, 5/31/2006, (USD)                                      160,000          159,082
U.S. Treasury Notes,
2.750%, 6/30/2006, (USD)                                       40,000           39,892
                                                                          ------------
                                                                             3,710,348
                                                                          ------------

VENEZUELA - 0.2%
Cerro Negro Finance Ltd.,

7.900%, 12/01/2020, (USD), 144A                                30,000           29,963
                                                                          ------------

TOTAL NON CONVERTIBLE BONDS
(Identified Cost $5,954,761)                                                 7,007,556
                                                                          ------------

CONVERTIBLE BONDS - 0.6%

UNITED STATES - 0.6%
Builders Transportation, Inc.,
8.000%, 8/15/2005, (d) (USD)                                   95,000               10
Corning, Inc.,
3.500%, 11/01/2008, (USD)                                      50,000           60,687
Loews Corp.,
3.125%, 9/15/2007, (USD)                                       70,000           68,775
                                                                          ------------
                                                                               129,472
                                                                          ------------
TOTAL CONVERTIBLE BONDS
(Identified Cost $195,582)                                                     129,472
                                                                          ------------

TOTAL BONDS AND NOTES
(Identified Cost $6,150,343)                                                 7,137,028
                                                                          ------------

                                                           SHARES
--------------------------------------------------------------------------------------
COMMON STOCKS - 58.2% OF TOTAL NET ASSETS

AUSTRALIA - 1.1%
Aristocrat Leisure Ltd.                                        29,400          228,252
                                                                          ------------

AUSTRIA - 1.7%
Erste Bank der oesterreichischen Sparkassen AG                  3,600          191,502
Wienerberger AG                                                 3,300          157,273
                                                                          ------------
                                                                               348,775
                                                                          ------------

BELGIUM - 0.8%
Umicore                                                         1,775          166,465
                                                                          ------------

BERMUDA - 1.3%
Accenture Ltd., Class A (c)                                     5,750          155,250
Marvell Technology Group Ltd., (c)                              3,113          110,418
                                                                          ------------
                                                                               265,668
                                                                          ------------

CANADA - 0.5%
PetroKazakhstan, Inc., Class A                                  2,830          105,003
                                                                          ------------

DENMARK - 0.5%
William Demant Holding A/S (c)                                  2,100           98,306
                                                                          ------------

FRANCE - 0.7%
Total Fina SA, Class B                                            600          131,036
                                                                          ------------

GERMANY - 1.7%
SAP AG                                                          1,200          213,436
Siemens AG                                                      1,600          135,092
                                                                          ------------
                                                                               348,528
                                                                          ------------

HONG KONG - 0.3%
Esprit Holdings Ltd.                                           11,500           69,472
                                                                          ------------

INDIA - 0.7%
Wipro Ltd., ADR                                                 6,000          147,900
                                                                          ------------

IRELAND - 0.6%
Anglo Irish Bank Corp. Plc                                      4,921          119,289
                                                                          ------------

ITALY - 0.6%
Eni Spa                                                         5,200          130,084
                                                                          ------------

JAPAN - 5.4%
Chugai Pharmaceutical Co. Ltd.                                  4,000           66,035
Diamond City Co. Ltd.                                           3,900           90,469
GOLDCREST Co. Ltd.                                                880           60,604
H.I.S. Co. Ltd.                                                 1,250           24,321
Honda Motor Co. Ltd.                                            2,300          119,293
Mitsubishi Tokyo Financial Group, Inc.                             26          262,476
Sega Sammy Holdings, Inc.                                       2,300          125,924
SFCG Co. Ltd.                                                     520          130,995
Sumitomo Realty & Development Co. Ltd.                          8,000          103,876
UFJ Holdings, Inc. (c)                                             18          108,460
                                                                          ------------
                                                                             1,092,453
                                                                          ------------

SCOTLAND - 0.8%
Royal Bank of Scotland Group Plc                                4,900          164,419
                                                                          ------------

SINGAPORE - 0.6%
Singapore Press Holdings Ltd.                                  43,000          121,041
                                                                          ------------

SWEDEN - 0.2%
SKF AB, Class B                                                 1,100           48,847
                                                                          ------------

SWITZERLAND - 2.7%
Novartis AG, ADR                                                5,400          272,916
Roche Holding AG                                                1,000          114,607
Synthes, Inc. (c)                                               1,350          150,702
                                                                          ------------
                                                                               538,225
                                                                          ------------

UNITED KINGDOM - 1.2%
Standard Chartered Plc                                          4,200           77,915
Vodafone Group Plc                                             59,500          160,916
                                                                          ------------
                                                                               238,831
                                                                          ------------

UNITED STATES - 36.8%
Aetna, Inc.                                                     1,325          165,294
American Express Co.                                            2,050          115,558
Apple Computer, Inc. (c)                                        5,250          338,100
Autodesk, Inc.                                                  4,000          151,800
Burlington Northern Santa Fe Corp.                              3,000          141,930
CenturyTel, Inc.                                                4,500          159,615
Chicago Mercantile Exchange                                       375           85,763
Chico's FAS, Inc. (c)                                           5,775          262,936
Cisco Systems, Inc. (c)                                         3,750           72,375
Citigroup, Inc.                                                 2,750          132,495
Coach, Inc. (c)                                                 5,100          287,640
ConocoPhillips                                                  1,500          130,245
Covad Communications Group, Inc. (c)                              459              987
Danaher Corp.                                                   2,000          114,820
Dell, Inc. (c)                                                  7,050          297,087
ExxonMobil Corp.                                                3,000          153,780
Freescale Semiconductor, Inc. Class B (c)                         502            9,217
Genentech, Inc. (c)                                             4,100          223,204
General Electric Co.                                            5,000          182,500
GlobalSantaFe Corp.                                             4,000          132,440

Goldman Sachs Group, Inc.                                       1,200          124,848
Google, Inc., Class A (c)                                       1,100          212,410
Home Depot, Inc.                                                6,500          277,810
Johnson & Johnson                                               3,675          233,068
Juniper Networks, Inc. (c)                                      6,150          167,218
Legg Mason, Inc.                                                3,725          272,893
Maxim Integrated Products, Inc.                                 2,250           95,378
McDonald's Corp.                                                8,425          270,105
Motorola, Inc.                                                  4,550           78,260
NIKE, Inc. Class B                                              2,025          183,647
Northrop Grumman Corp.                                          2,600          141,336
Oracle Corp. (c)                                               17,000          233,240
Peabody Energy Corp.                                            2,100          169,911
Praxair, Inc.                                                   2,000           88,300
Prudential Financial, Inc.                                      3,250          178,620
QUALCOMM, Inc.                                                  2,625          111,300
St. Jude Medical, Inc. (c)                                      4,200          176,106
SunGard Data Systems, Inc. (c)                                  6,000          169,980
UnitedHealth Group, Inc.                                        1,725          151,852
VeriSign, Inc. (c)                                              5,975          200,282
Wells Fargo & Co.                                               2,250          139,837
Whole Foods Market, Inc.                                        2,425          231,224
XTO Energy, Inc.                                                2,575           91,104
Yahoo! Inc. (c)                                                 5,900          222,312
Zimmer Holdings, Inc. (c)                                       1,500          120,180
                                                                          ------------
                                                                             7,499,007
                                                                          ------------

TOTAL COMMON STOCKS
(Identified Cost $9,747,776)                                                11,861,601
                                                                          ------------

WARRANTS - 0.0% OF TOTAL NET ASSETS

CANADA - 0.0%
Anooraq Resources Corp., expiring 06/01/05 (c)                 11,900                0
                                                                          ------------

TOTAL WARRANTS
(Identified Cost $0)                                                                 0
                                                                          ------------

                                                        PRINCIPAL AMOUNT
---------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.3%
Repurchase Agreement with State Street Corp.,
dated 12/31/2004 at 0.900% to be repurchased
at $ 1,074,081 on 01/03/2005 collateralized by
$1,105,000 U.S. Treasury Note, 1.875%
due 11/30/2005 with a value of $1,098,230.                 $1,074,000        1,074,000
                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,074,000)                                                 1,074,000
                                                                          ------------

TOTAL INVESTMENTS - 98.5%
(Identified Cost $16,972,119) (b)                                           20,072,629
Other assets less liabilities -- 1.5%                                          303,780
                                                                          ------------
Total Net Assets -- 100%                                                  $ 20,376,409
                                                                          ============

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available are generally valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not provide a reliable prioce for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. As of December 31, 2004, approximately 18% of the market value of investments for the Fund were fair valued pursuant to procedures approved by the Board of Trustees.

(b)   At December 31, 2004, the unrealized appreciation on investments based on cost of $16,988,370 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost                                                        $ 3,195,363
      Aggregate gross unrealized depreciation for all investments in which
      there is an excess tax cost over value                                                        (111,104)
                                                                                                 -----------
      Net unrealized appreciation                                                                $ 3,084,259
                                                                                                 ===========

(c)   Non-income producing security.

(d)   Non-income producing security due to default or bankruptcy filing.

(e) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these amounted to $149,709 or 0.73% of net assets.

      Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD:
      Canadian Dollar; COP: Colombian Peso; DKK: Danish Krone; EUR: Euro; GBP:
      Great British Pound; JPY: Japanese Yen; MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SGD: Singapore Dollar; SEK: Swedish Krona;
      USD: United States Dollar.

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   Loomis Sayles Funds II

                                   By: /s/ Robert J. Blanding
                                       ----------------------------------------

                                   Name:  Robert J. Blanding
                                   Title: President and Chief Executive Officer
                                   Date:  February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By: /s/ Robert J. Blanding
                                       ----------------------------------------

                                   Name:  Robert J. Blanding
                                   Title: President and Chief Executive Officer
                                   Date:  February 18, 2005

                                   By: /s/ Michael C. Kardok
                                       ----------------------------------------
                                   Name:  Michael C. Kardok
                                   Title: Treasurer
                                   Date:  February 18, 2005